Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
July 31, 2024
IID-NPRT3-0924
1.9891457.105
Common Stocks - 96.3%
	Shares	Value ($)
Australia - 4.8%
AGL Energy Ltd.	94,772	643,312
ALS Ltd.	73,992	747,096
AMP Ltd.	395,292	306,324
Ampol Ltd.	35,727	781,982
Ansell Ltd.	22,622	404,902
ANZ Group Holdings Ltd.	456,643	8,674,960
APA Group unit	196,556	1,016,734
Aristocrat Leisure Ltd.	96,642	3,426,652
ASX Ltd.	29,798	1,266,032
Atlas Arteria Ltd. unit	176,386	604,422
Aurizon Holdings Ltd.	274,354	667,419
Bank of Queensland Ltd.	100,920	416,439
Bendigo & Adelaide Bank Ltd.	85,595	699,126
BHP Group Ltd.	760,973	21,135,984
BlueScope Steel Ltd.	66,331	961,238
Brambles Ltd.	213,170	2,169,103
CAR Group Ltd.	57,520	1,310,890
Challenger Ltd.	70,044	322,469
Charter Hall Group unit	72,480	601,010
Cleanaway Waste Management Ltd.	335,229	618,209
Cochlear Ltd.	9,966	2,248,522
Coles Group Ltd.	204,368	2,419,001
Commonwealth Bank of Australia	252,485	22,701,327
Computershare Ltd.	85,853	1,552,370
Dexus unit unit	165,112	757,984
EBOS Group Ltd.	24,557	526,144
Endeavour Group Ltd.	223,057	800,816
Evolution Mining Ltd.	296,959	763,192
Fortescue Ltd.	252,635	3,117,525
Glencore PLC	1,697,418	9,418,704
Goodman Group unit	260,453	5,978,346
IDP Education Ltd.	41,520	405,651
IGO Ltd.	100,628	365,222
Iluka Resources Ltd.	65,835	260,900
Incitec Pivot Ltd.	294,133	567,427
Insurance Australia Group Ltd.	363,875	1,760,875
JB Hi-Fi Ltd.	16,321	743,383
Lendlease Group unit	107,467	441,346
Lynas Rare Earths Ltd. (a)	140,960	578,895
Macquarie Group Ltd.	54,395	7,462,924
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	146
Medibank Private Ltd.	418,922	1,090,337
Metcash Ltd.	174,348	417,294
Mineral Resources Ltd.	25,616	909,276
Mirvac Group unit	594,343	831,755
National Australia Bank Ltd.	472,862	11,930,020
NEXTDC Ltd. (a)	92,303	1,011,056
Northern Star Resources Ltd.	175,947	1,620,052
Orica Ltd.	73,425	862,372
Origin Energy Ltd.	269,195	1,846,660
Orora Ltd.	193,202	257,743
Pilbara Minerals Ltd.	434,365	832,275
Pro Medicus Ltd.	8,502	799,289
Qantas Airways Ltd. (a)	121,159	511,838
QBE Insurance Group Ltd.	229,977	2,719,114
Qube Holdings Ltd.	269,157	672,378
Ramsay Health Care Ltd.	28,539	867,273
REA Group Ltd.	7,876	1,053,897
Reece Ltd.	32,744	591,854
Rio Tinto Ltd.	55,667	4,276,675
Rio Tinto PLC	171,133	11,129,279
Santos Ltd.	479,798	2,501,142
Scentre Group unit	796,526	1,807,482
SEEK Ltd.	55,965	804,065
Seven Group Holdings Ltd.	29,165	747,259
Sonic Healthcare Ltd.	73,581	1,333,521
South32 Ltd.	689,238	1,382,402
Steadfast Group Ltd.	166,460	706,479
Stockland Corp. Ltd. unit	371,426	1,117,313
Suncorp Group Ltd.	193,488	2,253,526
Technology One Ltd.	46,297	623,079
Telstra Group Ltd.	617,541	1,591,133
The GPT Group	292,121	884,481
The Lottery Corp. Ltd.	343,359	1,115,962
Transurban Group unit	474,271	4,035,045
Treasury Wine Estates Ltd.	126,716	1,023,394
Vicinity Centres unit	594,463	820,261
Washington H. Soul Pattinson & Co. Ltd.	37,757	876,537
Wesfarmers Ltd.	172,541	8,310,164
Westpac Banking Corp.	530,746	10,343,024
Whitehaven Coal Ltd.	128,283	647,636
WiseTech Global Ltd.	28,483	1,770,631
Woodside Energy Group Ltd.	290,504	5,268,237
Woolworths Group Ltd.	187,041	4,219,883
WorleyParsons Ltd.	71,284	707,633
TOTAL AUSTRALIA		208,765,729
Austria - 0.2%
ams-OSRAM AG (a)	135,692	182,340
Andritz AG (b)	11,117	711,656
BAWAG Group AG (c)	11,634	849,256
CA Immobilien Anlagen AG (b)	6,263	204,700
DO & CO Restaurants & Catering AG	1,025	172,830
Erste Group Bank AG	53,700	2,794,257
Immofinanz AG (a)(d)	7,756	0
Mondi PLC	67,814	1,325,546
OMV AG	21,663	907,313
Raiffeisen International Bank-Holding AG	19,461	379,321
UNIQA Insurance Group AG	19,792	169,646
Verbund AG	12,756	1,021,583
Voestalpine AG	15,502	396,945
Wienerberger AG	15,672	555,643
TOTAL AUSTRIA		9,671,036
Belgium - 0.6%
Ackermans & Van Haaren SA	3,417	656,034
Aedifica SA	7,469	475,300
Ageas	26,198	1,251,492
Anheuser-Busch InBev SA NV	138,046	8,196,369
Cofinimmo SA	5,599	360,238
D'ieteren Group	3,354	770,984
Elia Group SA/NV	5,056	524,751
Groupe Bruxelles Lambert SA	14,920	1,114,155
KBC Group NV	51,398	3,985,010
Lotus Bakeries SA	62	673,679
Sofina SA	2,446	578,145
Solvay SA Class A	11,520	405,556
Syensqo SA	11,306	1,000,042
UCB SA	18,371	3,074,754
Umicore SA	31,355	430,633
Warehouses de Pauw	27,453	745,152
TOTAL BELGIUM		24,242,294
Brazil - 1.1%
3R Petroleum Oleo e Gas SA	33,195	158,811
Allos SA	58,200	224,727
Ambev SA	666,500	1,364,545
Atacadao SA	73,600	120,495
B3 SA - Brasil Bolsa Balcao	832,300	1,596,573
Banco Bradesco SA	223,759	444,262
Banco BTG Pactual SA unit	176,500	1,017,594
Banco do Brasil SA	435,600	2,044,709
BB Seguridade Participacoes SA	99,900	621,179
BRF SA (a)	132,400	492,976
Caixa Seguridade Participacoes	72,600	185,089
CCR SA	148,300	324,594
Centrais Eletricas Brasileiras SA (Electrobras)	151,551	1,060,239
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	51,200	798,757
Companhia Paranaense de Energia-COPEL	96,600	153,367
Companhia Siderurgica Nacional SA (CSN)	83,900	175,924
Compania de Saneamento do Parana	35,400	170,987
Cosan SA	167,400	395,700
Embraer SA (a)	107,000	828,774
Energisa SA unit	45,300	351,835
Eneva SA (a)	197,200	440,341
ENGIE Brasil Energia SA	38,550	301,454
Equatorial Energia SA	134,443	775,832
Hapvida Participacoes e Investimentos SA (a)(c)	722,800	520,106
Hypera SA (a)	59,200	301,435
Klabin SA unit	133,650	521,968
Localiza Rent a Car SA	127,430	987,466
Localiza Rent a Car SA rights 8/1/24 (a)	1,354	2,774
Lojas Renner SA	141,440	331,585
Magazine Luiza SA (a)	44,989	88,051
Multiplan Empreendimentos Imobiliarios SA	43,900	185,965
Natura & Co. Holding SA	133,688	352,883
Nu Holdings Ltd. Class A (a)	374,379	4,541,217
PagSeguro Digital Ltd. (a)	30,319	387,477
Petroleo Brasileiro SA - Petrobras (ON)	590,700	4,240,061
PRIO SA	118,600	1,007,528
Raia Drogasil SA	173,992	849,019
Rede D'Oregon Sao Luiz SA (c)	152,705	744,876
Rumo SA	185,200	725,260
Santos Brasil Participacoes SA	91,100	211,154
Sendas Distribuidora SA (a)	195,800	339,941
StoneCo Ltd. Class A (a)	38,800	509,056
Suzano SA	112,053	1,067,011
Telefonica Brasil SA	51,800	444,263
TIM SA	124,100	383,743
Totvs SA	70,500	345,885
Transmissora Alianca de Energia Eletrica SA	30,500	182,208
Ultrapar Participacoes SA	109,500	429,974
Vale SA	552,443	6,019,477
Vibra Energia SA	167,000	683,808
Weg SA	223,300	2,000,014
Wheaton Precious Metals Corp.	69,509	4,155,990
XP, Inc. (depository receipt)	54,126	932,921
Yara International ASA	25,042	713,807
TOTAL BRAZIL		48,255,687
Cameroon - 0.0%
Golar LNG Ltd.	16,179	564,647
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	76,657	5,914,801
Air Canada (a)	52,725	607,580
Alamos Gold, Inc.	61,375	1,045,996
Algonquin Power & Utilities Corp.	103,588	646,745
Alimentation Couche-Tard, Inc. (multi-vtg.)	111,565	6,877,411
AltaGas Ltd.	45,440	1,083,464
ARC Resources Ltd.	92,057	1,592,903
AtkinsRealis	26,961	1,161,511
B2Gold Corp.	203,954	611,574
Bank of Montreal	112,215	9,464,699
Bank of Nova Scotia	189,563	8,851,720
Barrick Gold Corp. (Canada)	270,676	5,014,951
BCE, Inc.	45,941	1,549,612
Bombardier, Inc. Class B (sub. vtg.) (a)	13,393	903,893
Brookfield Asset Management Ltd. Class A	57,490	2,509,215
Brookfield Corp. (Canada) Class A	221,572	10,805,376
Brookfield Infrastructure Corp. Class A (b)	18,248	710,544
CAE, Inc. (a)	48,990	891,340
Cameco Corp.	67,179	3,057,638
Canadian Imperial Bank of Commerce	144,227	7,458,666
Canadian National Railway Co.	88,202	10,210,644
Canadian Natural Resources Ltd.	329,936	11,714,383
Canadian Pacific Kansas City Ltd.	143,915	12,068,575
Canadian Tire Ltd. Class A (non-vtg.)	8,106	832,411
Canadian Utilities Ltd. Class A (non-vtg.)	18,965	444,094
CCL Industries, Inc. Class B	22,259	1,210,932
Celestica, Inc. (sub. vtg.) (a)	18,264	957,879
Cenovus Energy, Inc. (Canada)	202,672	4,083,826
CGI, Inc. Class A (sub. vtg.) (a)	31,469	3,588,284
Colliers International Group, Inc.	6,515	878,026
Constellation Software, Inc.	3,038	9,585,636
Constellation Software, Inc. warrants 3/31/40 (a)(d)	2,626	0
Descartes Systems Group, Inc. (Canada) (a)	13,094	1,331,735
Dollarama, Inc.	42,858	4,017,753
Element Fleet Management Corp.	60,268	1,152,847
Emera, Inc.	43,831	1,582,253
Empire Co. Ltd. Class A (non-vtg.)	22,277	588,933
Enbridge, Inc.	326,161	12,206,380
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,391	3,999,079
Finning International, Inc.	21,853	626,316
FirstService Corp.	6,414	1,118,344
Fortis, Inc.	75,765	3,167,462
Franco-Nevada Corp.	29,609	3,815,618
George Weston Ltd.	8,999	1,393,667
Gibson Energy, Inc.	24,129	394,271
Gildan Activewear, Inc.	25,570	1,041,209
Great-West Lifeco, Inc.	41,869	1,257,601
Hydro One Ltd. (c)	48,215	1,511,073
iA Financial Corp., Inc.	14,751	997,467
Imperial Oil Ltd.	24,605	1,762,706
Intact Financial Corp.	27,574	5,010,913
Ivanhoe Mines Ltd. (a)	91,112	1,191,158
Keyera Corp.	34,672	978,144
Kinross Gold Corp.	187,988	1,708,796
Loblaw Companies Ltd.	22,060	2,720,251
Magna International, Inc. (sub. vtg.)	41,188	1,827,827
Manulife Financial Corp.	275,193	7,331,039
MEG Energy Corp.	41,925	868,775
Methanex Corp.	10,441	507,587
Metro, Inc.	34,730	2,068,229
National Bank of Canada	51,958	4,345,859
Northland Power, Inc.	39,232	656,116
Nutrien Ltd.	76,250	3,910,667
Onex Corp. (sub. vtg.)	9,923	679,980
Open Text Corp.	42,341	1,334,647
Pan American Silver Corp.	55,831	1,283,508
Parkland Corp.	21,689	608,420
Pembina Pipeline Corp.	88,883	3,444,848
Power Corp. of Canada (sub. vtg.)	83,684	2,422,057
Quebecor, Inc. Class B (sub. vtg.)	23,708	523,734
Restaurant Brands International, Inc.	48,903	3,424,078
Rogers Communications, Inc. Class B (non-vtg.)	57,277	2,214,913
Royal Bank of Canada	217,085	24,258,048
Saputo, Inc.	38,035	874,118
Shopify, Inc. Class A (a)	187,088	11,458,488
Stantec, Inc.	17,386	1,529,751
Sun Life Financial, Inc.	89,586	4,447,343
Suncor Energy, Inc.	197,876	7,902,714
TC Energy Corp.	159,578	6,775,405
Teck Resources Ltd. Class B (sub. vtg.)	70,783	3,469,810
TELUS Corp.	75,179	1,213,733
TFI International, Inc. (Canada)	12,135	1,888,917
The Toronto-Dominion Bank	273,206	16,133,332
Thomson Reuters Corp.	22,902	3,711,529
TMX Group Ltd.	42,574	1,293,887
Toromont Industries Ltd.	12,672	1,178,492
Tourmaline Oil Corp.	50,673	2,229,663
Veren, Inc.	88,836	693,624
West Fraser Timber Co. Ltd.	8,902	789,390
Whitecap Resources, Inc.	92,178	710,371
WSP Global, Inc.	19,251	3,197,787
TOTAL CANADA		311,116,991
Chile - 0.2%
Antofagasta PLC	52,762	1,370,129
Banco de Chile	6,751,387	804,325
Banco de Credito e Inversiones	12,270	358,795
Banco Santander Chile	9,243,321	460,265
Cencosud SA	200,694	370,971
Compania Sud Americana de Vapores SA	2,297,590	157,901
Empresas CMPC SA	168,974	293,501
Empresas COPEC SA	56,902	396,313
Enel Americas SA	2,889,985	270,473
Enel Chile SA	3,706,444	211,712
Falabella SA (a)	118,938	393,987
LATAM Airlines Group SA	23,643,296	292,694
Lundin Mining Corp.	101,249	1,022,280
TOTAL CHILE		6,403,346
China - 5.5%
AAC Technology Holdings, Inc.	103,500	378,213
Agricultural Bank of China Ltd. (H Shares)	4,706,000	2,108,194
Airtac International Group	21,650	557,394
Akeso, Inc. (a)(b)(c)	79,000	427,718
Alibaba Group Holding Ltd.	2,277,740	22,413,473
Alibaba Health Information Technology Ltd. (a)(b)	874,000	370,280
Aluminum Corp. of China Ltd. (H Shares)	604,000	338,611
Anhui Conch Cement Co. Ltd. (H Shares)	175,000	427,373
Anta Sports Products Ltd.	186,200	1,670,661
Autohome, Inc. ADR Class A	9,206	229,598
Baidu, Inc. Class A (a)	346,028	3,836,623
Bank of China Ltd. (H Shares)	12,688,000	5,651,490
Bank of Communications Co. Ltd. (H Shares)	3,252,000	2,364,228
BeiGene Ltd. (a)	124,063	1,578,423
Bilibili, Inc. Class Z (a)	36,935	562,007
BOC Hong Kong (Holdings) Ltd.	549,000	1,598,616
Brilliance China Automotive Holdings Ltd.	392,000	191,664
BYD Co. Ltd. (H Shares)	141,207	4,180,402
BYD Electronic International Co. Ltd.	115,000	447,468
CGN Power Co. Ltd. (H Shares) (c)	1,603,000	654,508
China CITIC Bank Corp. Ltd. (H Shares)	1,486,000	890,134
China Coal Energy Co. Ltd. (H Shares)	327,000	331,485
China Construction Bank Corp. (H Shares)	15,886,000	11,122,243
China Everbright International Ltd.	572,000	258,441
China Feihe Ltd. (c)	545,000	246,939
China Galaxy Securities Co. Ltd. (H Shares)	510,500	261,364
China Gas Holdings Ltd.	459,400	418,072
China Hongqiao Group Ltd.	334,500	417,009
China International Capital Corp. Ltd. (H Shares) (c)	238,000	265,330
China Life Insurance Co. Ltd. (H Shares)	1,154,000	1,604,080
China Longyuan Power Grid Corp. Ltd. (H Shares)	502,000	451,057
China Mengniu Dairy Co. Ltd.	449,000	752,849
China Merchants Bank Co. Ltd. (H Shares)	502,000	2,088,226
China Merchants Holdings International Co. Ltd.	207,272	305,091
China Minsheng Banking Corp. Ltd. (H Shares)	1,037,000	367,662
China National Building Materials Co. Ltd. (H Shares)	706,000	234,043
China Oilfield Services Ltd. (H Shares)	262,000	231,053
China Overseas Land and Investment Ltd.	591,500	958,471
China Pacific Insurance (Group) Co. Ltd. (H Shares)	397,000	1,056,925
China Petroleum & Chemical Corp. (H Shares)	3,656,000	2,349,094
China Power International Development Ltd.	744,000	350,438
China Railway Group Ltd. (H Shares)	652,000	317,953
China Resource Gas Group Ltd.	132,600	449,759
China Resources Beer Holdings Co. Ltd.	244,000	759,066
China Resources Land Ltd.	446,000	1,338,654
China Resources Mixc Lifestyle Services Ltd. (c)	96,555	271,269
China Resources Power Holdings Co. Ltd.	276,000	759,518
China Shenhua Energy Co. Ltd. (H Shares)	515,500	2,147,683
China State Construction International Holdings Ltd.	260,000	363,401
China Tower Corp. Ltd. (H Shares) (c)	7,170,000	881,010
ChinaSoft International Ltd.	360,000	175,557
Chow Tai Fook Jewellery Group Ltd.	366,000	332,606
CITIC Pacific Ltd.	982,000	906,228
CITIC Securities Co. Ltd. (H Shares)	236,375	355,795
Cmoc Group Ltd. (H Shares)	537,000	428,206
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	497,500	709,363
Country Garden Holdings Co. Ltd. (a)(b)	1,610,120	86,946
Country Garden Services Holdings Co. Ltd. (b)	343,000	206,779
CRRC Corp. Ltd. (H Shares)	648,000	401,431
CSPC Pharmaceutical Group Ltd.	1,294,160	964,054
Daqo New Energy Corp. ADR (a)(b)	7,586	132,983
ENN Energy Holdings Ltd.	116,500	818,632
ESR Group Ltd. (c)	340,000	515,254
Far East Horizon Ltd.	296,000	201,934
Full Truck Alliance Co. Ltd. ADR	100,378	762,873
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	92,400	482,528
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	65,720	138,121
GCL Technology Holdings Ltd. (a)	3,249,000	457,439
Geely Automobile Holdings Ltd.	810,000	825,256
Genscript Biotech Corp. (a)	168,000	267,498
Giant Biogene Holding Co. Ltd. (c)	61,000	316,210
Great Wall Motor Co. Ltd. (H Shares)	353,000	482,544
H World Group Ltd.	216,140	650,050
Haidilao International Holding Ltd. (c)	271,000	440,518
Haier Smart Home Co. Ltd.	356,400	1,165,220
Hansoh Pharmaceutical Group Co. Ltd. (c)	168,000	367,272
Hengan International Group Co. Ltd.	103,000	321,675
Huaneng Power International, Inc. (H Shares)	630,000	374,153
Huatai Securities Co. Ltd. (H Shares) (c)	230,400	255,087
Hygeia Healthcare Holdings Co. (c)	54,200	146,030
Industrial & Commercial Bank of China Ltd. (H Shares)	10,720,000	5,954,908
Innovent Biologics, Inc. (a)(c)	214,500	1,062,500
iQIYI, Inc. ADR (a)	73,094	243,403
JD Health International, Inc. (a)(c)	154,350	429,691
JD Logistics, Inc. (a)(c)	282,700	291,281
JD.com, Inc. Class A	387,426	5,108,445
Kanzhun Ltd. ADR	51,315	696,858
KE Holdings, Inc. ADR	103,020	1,426,827
Kingboard Chemical Holdings Ltd.	92,000	187,701
Kingdee International Software Group Co. Ltd. (a)	448,000	359,531
Kingsoft Corp. Ltd.	150,200	425,828
Kuaishou Technology Class B (a)(c)	405,400	2,272,733
Kunlun Energy Co. Ltd.	620,000	601,522
Lenovo Group Ltd.	1,028,000	1,326,307
Li Auto, Inc. Class A (a)	172,832	1,690,681
Li Ning Co. Ltd.	371,000	693,294
Longfor Properties Co. Ltd. (c)	274,376	356,805
Meituan Class B (a)(c)	653,790	9,052,815
MINISO Group Holding Ltd. ADR (b)	17,635	293,975
NetEase, Inc.	271,470	5,006,878
New China Life Insurance Co. Ltd. (H Shares)	139,400	271,918
New Oriental Education & Technology Group, Inc. (a)	226,740	1,467,607
NIO, Inc. sponsored ADR (a)(b)	266,321	1,182,465
Nongfu Spring Co. Ltd. (H Shares) (c)	270,600	1,054,643
PDD Holdings, Inc. ADR (a)	111,248	14,338,755
People's Insurance Co. of China Group Ltd. (H Shares)	1,295,000	435,929
PetroChina Co. Ltd. (H Shares)	3,214,000	2,801,454
PICC Property & Casualty Co. Ltd. (H Shares)	1,058,000	1,386,680
Ping An Insurance Group Co. of China Ltd. (H Shares)	969,500	4,210,172
Pop Mart International Group Ltd. (c)	105,400	559,185
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	1,153,000	616,873
Prosus NV	227,116	7,922,556
Qifu Technology, Inc. ADR	19,603	398,137
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	392,800	198,591
Shenzhou International Group Holdings Ltd.	127,300	1,081,085
Silergy Corp.	54,000	749,839
Sinopharm Group Co. Ltd. (H Shares)	202,000	474,695
SITC International Holdings Co. Ltd.	197,000	438,739
Smoore International Holdings Ltd. (b)(c)	289,000	337,722
Sunny Optical Technology Group Co. Ltd.	110,100	618,646
TAL Education Group ADR (a)	71,383	715,258
Tencent Holdings Ltd.	935,500	43,170,008
Tencent Music Entertainment Group ADR	96,027	1,361,663
Tingyi (Cayman Islands) Holding Corp.	274,000	334,221
Tongcheng Travel Holdings Ltd.	161,600	281,714
Topsports International Holdings Ltd. (c)	407,000	181,807
Trip.com Group Ltd. (a)	82,646	3,528,300
Tsingtao Brewery Co. Ltd. (H Shares)	98,000	626,545
Vipshop Holdings Ltd. ADR	41,795	570,084
Want Want China Holdings Ltd.	748,000	449,019
Weichai Power Co. Ltd. (H Shares)	276,000	440,874
Wharf Holdings Ltd.	140,000	384,367
Wilmar International Ltd.	464,700	1,105,518
WuXi AppTec Co. Ltd. (H Shares) (c)	53,384	218,993
Wuxi Biologics (Cayman), Inc. (a)(c)	548,000	801,536
Xiaomi Corp. Class B (a)(c)	2,367,400	5,084,776
Xinyi Glass Holdings Ltd.	362,931	384,167
Xinyi Solar Holdings Ltd.	683,097	324,375
XPeng, Inc. Class A (a)	182,614	738,133
Yadea Group Holdings Ltd. (c)	176,000	236,984
Yangzijiang Shipbuilding Holdings Ltd.	416,800	838,776
Yankuang Ener-A (H Shares)	481,500	628,618
Yum China Holdings, Inc.	60,228	1,821,295
Zhaojin Mining Industry Co. Ltd. (H Shares)	234,500	419,605
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	79,300	292,826
Zijin Mining Group Co. Ltd. (H Shares)	864,000	1,753,911
ZTE Corp. (H Shares)	121,000	270,718
ZTO Express, Inc. sponsored ADR	65,584	1,242,817
TOTAL CHINA		242,158,087
Colombia - 0.0%
Bancolombia SA	42,233	380,732
Interconexion Electrica SA ESP	68,105	294,208
TOTAL COLOMBIA		674,940
Czech Republic - 0.0%
CEZ A/S	26,454	1,018,713
Komercni Banka A/S	11,384	393,553
MONETA Money Bank A/S (c)	53,587	245,484
TOTAL CZECH REPUBLIC		1,657,750
Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	92	149,433
Series B	642	1,062,086
Ascendis Pharma A/S sponsored ADR (a)	7,300	974,550
Carlsberg A/S Series B	13,581	1,640,001
Coloplast A/S Series B	18,693	2,430,101
Danske Bank A/S	103,439	3,165,245
Demant A/S (a)	14,115	540,412
DSV A/S	27,009	4,951,036
Genmab A/S (a)	10,303	2,910,305
Novo Nordisk A/S Series B	489,358	64,836,460
Novonesis (NOVOZYMES) B Series B	53,700	3,418,844
ORSTED A/S (a)(c)	28,896	1,719,830
Pandora A/S	12,822	2,010,120
Svitzer A/S	2,336	89,522
Tryg A/S	51,350	1,124,496
Vestas Wind Systems A/S (a)	155,189	3,840,469
TOTAL DENMARK		94,862,910
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	59,323	75,742
Commercial International Bank SAE	405,569	695,631
Eastern Co. SAE	186,248	85,722
EFG Holding SAE (a)	159,488	69,365
Misr Fertilizers Production Co. SAE	60,633	57,312
Talaat Moustafa Group Holding	157,619	182,580
TOTAL EGYPT		1,166,352
Finland - 0.7%
Elisa Corp. (A Shares)	23,358	1,087,511
Fortum Corp.	66,741	1,024,950
Huhtamaki Oyj	14,249	577,670
Kesko Oyj	42,062	760,211
Kone OYJ (B Shares)	61,885	3,158,543
Metso Corp.	108,074	1,096,880
Neste OYJ	65,927	1,330,593
Nokia Corp.	812,140	3,191,633
Nordea Bank Abp	536,756	6,292,694
Orion Oyj (B Shares)	16,682	766,757
Sampo Oyj (A Shares)	70,823	3,101,952
Stora Enso Oyj (R Shares)	94,055	1,174,668
UPM-Kymmene Corp.	81,859	2,704,711
Valmet Corp. (b)	23,441	663,907
Wartsila Corp.	75,548	1,557,972
TOTAL FINLAND		28,490,652
France - 5.3%
Accor SA	26,026	1,001,887
Air Liquide SA	88,186	16,090,291
Airbus Group NV	94,975	14,372,257
Arkema SA	9,777	884,585
AXA SA	265,376	9,317,308
BNP Paribas SA	150,344	10,300,633
Bouygues SA	29,773	1,029,165
Bureau Veritas SA	43,369	1,361,147
Capgemini SA	24,018	4,768,137
Carrefour SA	78,520	1,171,302
Compagnie de St.-Gobain	77,384	6,638,445
Compagnie Generale des Etablissements Michelin SCA Series B	110,257	4,364,951
Credit Agricole SA	168,270	2,553,576
Danone SA	95,769	6,221,643
Dassault Systemes SA	103,084	3,907,788
Edenred SA	38,215	1,592,704
Eiffage SA	11,655	1,161,715
Engie SA	266,702	4,192,600
EssilorLuxottica SA	43,494	9,965,012
Getlink SE	49,823	888,348
Hermes International SCA	5,191	11,365,133
Kering SA	10,485	3,220,342
L'Oreal SA	35,191	15,218,273
Legrand SA	40,295	4,353,751
LVMH Moet Hennessy Louis Vuitton SE	39,771	28,052,968
Orange SA	278,381	3,089,270
Pernod Ricard SA	30,839	4,138,563
Publicis Groupe SA	35,578	3,714,218
Renault SA	29,022	1,408,382
Safran SA	52,879	11,617,129
Sartorius Stedim Biotech	4,321	864,901
Societe Generale Series A	103,797	2,692,181
Sodexo SA	12,515	1,185,809
Teleperformance	9,709	1,252,502
Thales SA	14,449	2,297,920
TotalEnergies SE	336,712	22,716,728
Unibail-Rodamco-Westfield NV	15,569	1,167,674
Veolia Environnement SA	93,854	2,948,303
VINCI SA	77,587	8,854,072
Vivendi SA	94,398	1,008,546
TOTAL FRANCE		232,950,159
Germany - 4.7%
adidas AG	25,348	6,345,224
Allianz SE	59,911	16,874,857
BASF AG	136,874	6,372,466
Bayer AG	151,512	4,507,588
Bayerische Motoren Werke AG (BMW)	44,798	4,154,977
Beiersdorf AG	15,029	2,182,781
BioNTech SE ADR (a)	13,576	1,170,251
Brenntag SE	22,152	1,577,969
Carl Zeiss Meditec AG	5,660	388,053
Commerzbank AG	152,325	2,487,643
Continental AG	15,225	933,351
Covestro AG (a)(c)	29,098	1,715,017
Daimler Truck Holding AG	78,930	3,052,982
Deutsche Bank AG	304,706	4,760,532
Deutsche Borse AG	29,343	6,008,523
Deutsche Lufthansa AG (b)	91,187	571,450
Deutsche Telekom AG	537,205	14,051,936
DHL Group	144,038	6,424,893
E.ON SE	345,869	4,853,016
Fresenius Medical Care AG & Co. KGaA	30,702	1,184,725
Fresenius SE & Co. KGaA (a)	62,901	2,259,396
GEA Group AG	23,140	1,022,767
Hannover Reuck SE	9,176	2,281,088
HeidelbergCement AG	19,590	2,045,499
Henkel AG & Co. KGaA	15,390	1,192,462
Infineon Technologies AG	199,636	6,934,989
Knorr-Bremse AG	10,252	824,423
LEG Immobilien AG	11,528	1,008,824
Mercedes-Benz Group AG (Germany)	122,363	8,088,743
Merck KGaA	19,661	3,527,912
MTU Aero Engines AG	8,259	2,339,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,385	10,051,295
Nemetschek SE	8,783	839,802
Puma AG	15,757	782,733
Rheinmetall AG	6,576	3,585,482
RWE AG	103,130	3,849,513
SAP SE	157,538	33,306,734
Scout24 AG (c)	11,271	892,897
Siemens AG	115,399	21,129,223
Siemens Energy AG (a)	77,856	2,267,427
Siemens Healthineers AG (c)	43,185	2,319,556
Symrise AG	20,656	2,609,941
Vonovia SE	125,554	3,860,374
Zalando SE (a)(c)	33,456	858,486
TOTAL GERMANY		207,496,954
Greece - 0.1%
Alpha Services and Holdings SA	301,161	555,061
Eurobank Ergasias Services and Holdings SA	375,625	861,010
GEK Terna Holding Real Estate Construction SA	7,838	151,840
Hellenic Telecommunications Organization SA	30,207	495,930
Jumbo SA	17,168	460,042
Metlen Energy & Metals SA	16,240	641,163
Motor Oil (HELLAS) Corinth Refineries SA	9,818	249,912
National Bank of Greece SA	81,358	714,083
OPAP SA	29,070	506,837
Piraeus Financial Holdings SA	155,711	657,873
Public Power Corp. of Greece	31,630	402,906
Star Bulk Carriers Corp.	14,634	329,850
Terna Energy SA	7,438	154,797
TOTAL GREECE		6,181,304
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	18,309	455,793
Hong Kong - 1.0%
AIA Group Ltd.	1,741,800	11,650,658
ASMPT Ltd.	47,900	499,670
CK Asset Holdings Ltd.	285,329	1,091,962
CK Infrastructure Holdings Ltd.	94,500	630,778
CLP Holdings Ltd.	255,500	2,192,860
Futu Holdings Ltd. ADR (a)	9,098	575,721
Hang Lung Properties Ltd.	278,000	203,856
Hang Seng Bank Ltd.	111,200	1,364,229
Henderson Land Development Co. Ltd.	201,500	565,978
HKT Trust/HKT Ltd. unit	565,000	684,117
Hong Kong & China Gas Co. Ltd.	1,657,393	1,351,311
Hong Kong Exchanges and Clearing Ltd.	185,253	5,464,416
Hongkong Land Holdings Ltd.	157,339	508,205
Jardine Matheson Holdings Ltd.	31,561	1,110,947
Link (REIT)	390,634	1,649,964
MTR Corp. Ltd.	238,998	773,936
New World Development Co. Ltd. (b)	215,000	200,612
Orient Overseas International Ltd.	19,500	275,296
Power Assets Holdings Ltd.	210,000	1,338,564
Prudential PLC	424,901	3,834,473
Sino Biopharmaceutical Ltd.	1,557,500	560,177
Sino Land Ltd.	552,819	571,722
Sun Hung Kai Properties Ltd.	232,500	2,013,107
Swire Pacific Ltd. (A Shares)	61,000	525,845
Swire Properties Ltd.	161,400	255,336
Techtronic Industries Co. Ltd.	203,500	2,607,288
WH Group Ltd. (c)	1,178,500	766,274
Wharf Real Estate Investment Co. Ltd.	239,000	587,952
TOTAL HONG KONG		43,855,254
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	68,397	533,121
OTP Bank PLC	34,337	1,758,332
Richter Gedeon PLC	19,907	567,518
TOTAL HUNGARY		2,858,971
India - 4.1%
Adani Enterprises Ltd.	57,014	2,158,186
Adani Green Energy Ltd. (a)	58,853	1,298,413
Adani Ports & Special Economic Zone Ltd.	110,285	2,067,849
Adani Power Ltd. (a)	117,410	1,029,906
Asian Paints Ltd.	68,732	2,532,019
Axis Bank Ltd.	351,752	4,898,946
Bajaj Auto Ltd.	10,322	1,191,407
Bajaj Finance Ltd.	43,780	3,559,251
Bharat Electronics Ltd.	547,136	2,065,292
Bharat Petroleum Corp. Ltd.	292,982	1,224,902
Bharti Airtel Ltd.	392,267	6,987,952
Coal India Ltd.	348,127	2,171,225
DLF Ltd.	95,759	1,016,916
GAIL India Ltd.	417,505	1,201,586
HCL Technologies Ltd.	158,562	3,110,722
HDFC Bank Ltd.	887,237	17,145,392
Hindalco Industries Ltd.	225,226	1,801,210
Hindustan Aeronautics Ltd.	28,530	1,677,447
Hindustan Unilever Ltd.	138,276	4,468,366
ICICI Bank Ltd.	780,114	11,371,442
Indian Oil Corp. Ltd.	584,596	1,268,438
IndusInd Bank Ltd.	89,695	1,529,558
Infosys Ltd.	542,478	12,029,484
InterGlobe Aviation Ltd. (a)(c)	22,657	1,210,191
ITC Ltd.	460,911	2,726,839
Jio Financial Services Ltd.	499,922	1,961,408
Kotak Mahindra Bank Ltd.	166,263	3,590,049
Larsen & Toubro Ltd.	104,898	4,779,606
Ltimindtree Ltd. (c)	14,005	946,429
Mahindra & Mahindra Ltd.	145,716	5,060,601
Maruti Suzuki India Ltd.	21,381	3,349,293
NTPC Ltd.	731,248	3,633,192
Oil & Natural Gas Corp. Ltd.	595,992	2,378,906
Power Finance Corp. Ltd.	221,570	1,473,467
Power Grid Corp. of India Ltd.	701,969	2,919,289
REC Ltd.	186,279	1,433,338
Reliance Industries Ltd.	530,814	19,088,061
Shriram Finance Ltd.	43,273	1,515,318
State Bank of India	275,053	2,865,909
Sun Pharmaceutical Industries Ltd.	164,060	3,368,971
Suzlon Energy Ltd. (a)	1,535,213	1,272,135
Tata Consultancy Services Ltd.	153,805	8,055,732
Tata Motors Ltd.	270,108	3,731,382
Tata Power Co. Ltd./The	259,566	1,406,213
Tata Steel Ltd.	1,270,989	2,509,711
Titan Co. Ltd.	64,882	2,680,395
Trent Ltd.	27,578	1,923,232
Ultratech Cement Ltd.	17,967	2,550,853
Varun Beverages Ltd.	71,277	1,342,832
Vedanta Ltd.	182,132	980,511
Wipro Ltd.	221,318	1,381,131
Yes Bank Ltd. (a)	2,822,172	893,560
Zomato Ltd. (a)	860,247	2,357,445
TOTAL INDIA		181,191,908
Indonesia - 0.4%
PT Adaro Energy Indonesia Tbk	2,205,200	436,700
PT Aneka Tambang Tbk	1,168,300	94,484
PT Astra International Tbk	3,154,200	915,610
PT Bank Central Asia Tbk	8,685,300	5,488,405
PT Bank Mandiri (Persero) Tbk	6,887,800	2,716,474
PT Bank Negara Indonesia (Persero) Tbk	2,281,200	697,267
PT Bank Rakyat Indonesia (Persero) Tbk	10,527,953	3,029,314
PT Barito Pacific Tbk	4,192,373	281,039
PT Bumi Resources Minerals Tbk (a)	12,825,900	123,842
PT Bumi Resources Tbk (a)	23,716,600	109,394
PT Charoen Pokphand Indonesia Tbk	1,120,300	359,998
PT GoTo Gojek Tokopedia Tbk (a)	147,977,396	482,337
PT Indah Kiat Pulp & Paper Tbk	392,700	201,663
PT Indofood CBP Sukses Makmur Tbk	323,900	217,627
PT Indofood Sukses Makmur Tbk	713,100	268,619
PT Indosat Tbk	329,300	224,799
PT Kalbe Farma Tbk	3,090,300	302,188
PT Merdeka Copper Gold Tbk (a)	1,625,910	245,986
PT Mitra Adiperkasa Tbk	1,166,100	103,988
PT Mitra Keluarga Karyasehat Tbk	901,600	167,456
PT Perusahaan Gas Negara Tbk Series B	1,452,900	142,967
PT Sarana Menara Nusantara Tbk	3,119,500	152,522
PT Semen Indonesia (Persero) Tbk	454,560	109,307
PT Sumber Alfaria Trijaya Tbk	2,938,000	513,156
PT Telkom Indonesia Persero Tbk	7,429,600	1,319,530
PT United Tractors Tbk	221,000	350,664
TOTAL INDONESIA		19,055,336
Ireland - 0.2%
AerCap Holdings NV	29,844	2,803,844
AIB Group PLC	243,587	1,397,197
Bank of Ireland Group PLC	145,340	1,647,657
Kerry Group PLC Class A	23,417	2,189,639
Kingspan Group PLC (Ireland)	23,709	2,216,943
TOTAL IRELAND		10,255,280
Israel - 0.5%
Airport City Ltd. (a)	8,600	118,863
Alony Hetz Properties & Investments Ltd.	21,592	144,217
Amot Investments Ltd.	30,267	122,576
Azrieli Group	5,356	328,835
Bank Hapoalim BM (Reg.)	190,990	1,755,103
Bank Leumi le-Israel BM	229,745	1,983,620
Bezeq The Israel Telecommunication Corp. Ltd.	306,687	347,217
Big Shopping Centers Ltd. (a)	1,889	184,433
Camtek Ltd.	4,233	425,495
Check Point Software Technologies Ltd. (a)	13,769	2,525,923
Clal Insurance Enterprises Holdings Ltd. (a)	9,681	147,376
Delek Group Ltd.	1,433	148,364
Elbit Systems Ltd. (Israel)	3,825	683,672
Electra Israel Ltd.	265	97,093
Enlight Renewable Energy Ltd. (a)	18,087	277,161
First International Bank of Israel	8,082	326,453
Global-e Online Ltd. (a)(b)	14,987	514,354
Harel Insurance Investments and Financial Services Ltd.	15,834	142,114
Icl Group Ltd.	111,049	466,180
Isracard Ltd.	29,160	101,432
Israel Corp. Ltd. (Class A)	685	144,052
Israel Discount Bank Ltd. (Class A)	185,141	946,666
JFrog Ltd. (a)(b)	12,755	491,833
Kornit Digital Ltd. (a)	6,826	106,827
Melisron Ltd.	3,966	278,010
Mivne Real Estate KD Ltd.	83,164	192,005
Mizrahi Tefahot Bank Ltd.	22,498	812,937
NICE Ltd. (a)	9,684	1,757,281
Nova Ltd. (a)	4,486	902,089
Perion Network Ltd. (a)	6,432	56,409
Plus500 Ltd.	10,320	311,241
Reit 1 Ltd.	25,237	94,462
Sapiens International Corp. NV	4,568	176,538
Shufersal Ltd.	39,716	269,053
Strauss Group Ltd.	6,955	101,573
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	171,664	2,992,104
The Phoenix Holdings Ltd.	26,553	256,371
Tower Semiconductor Ltd. (a)	17,393	701,627
Wix.com Ltd. (a)	8,585	1,338,616
ZIM Integrated Shipping Services Ltd. (b)	14,406	283,654
TOTAL ISRAEL		23,053,829
Italy - 1.7%
A2A SpA	245,344	519,630
Amplifon SpA	14,142	449,972
Azimut Holding SpA	15,990	400,788
Banca Popolare di Sondrio SCARL	69,618	530,422
Banco BPM SpA	232,211	1,608,386
BPER Banca	163,334	954,902
Brunello Cucinelli SpA	5,276	493,054
Buzzi SpA	14,434	566,425
Davide Campari Milano NV	87,488	789,664
Enel SpA	1,186,311	8,469,284
Eni SpA	355,474	5,687,513
Ferrari NV (Italy)	19,152	7,884,647
FinecoBank SpA	92,027	1,563,661
Generali	170,375	4,412,413
Hera SpA	123,296	451,017
Infrastrutture Wireless Italiane SpA (c)	52,667	585,948
Interpump Group SpA	12,538	544,127
Intesa Sanpaolo SpA	2,465,442	10,011,751
Italgas SpA (b)	72,280	386,275
Leonardo SpA	61,098	1,455,374
Mediobanca SpA	96,902	1,572,558
Moncler SpA	31,563	1,881,481
Nexi SpA (a)(c)	131,946	810,525
Poste Italiane SpA (c)	69,337	939,125
Prada SpA	75,200	542,860
Prysmian SpA	42,664	2,933,840
Recordati SpA	15,488	843,961
Reply SpA	3,399	482,628
Ryanair Holdings PLC sponsored ADR	14,053	1,423,569
Snam SpA	313,807	1,499,566
Telecom Italia SpA (a)	1,271,911	312,058
Telecom Italia SpA (Risparmio Shares) (a)	225,793	61,116
Terna - Rete Elettrica Nazionale	214,686	1,786,725
UniCredit SpA	254,257	10,443,531
Unipol Gruppo SpA	51,854	558,945
TOTAL ITALY		73,857,741
Japan - 16.9%
Activia Properties, Inc.	101	238,333
Adeka Corp.	15,100	324,569
Advance Residence Investment Corp.	227	477,321
Advantest Corp.	115,300	5,103,338
AEON Co. Ltd.	133,800	3,052,861
AGC, Inc.	33,600	1,202,536
Aica Kogyo Co. Ltd.	10,100	234,895
Air Water, Inc.	35,400	525,193
Aisin Seiki Co. Ltd.	27,500	945,396
Ajinomoto Co., Inc.	79,600	3,278,348
Alfresa Holdings Corp.	30,800	486,040
Alps Alpine Co. Ltd.	32,900	348,689
Amada Co. Ltd.	52,300	614,208
Ana Holdings, Inc.	25,100	480,106
Aozora Bank Ltd. (b)	18,200	302,566
Asahi Group Holdings	77,300	2,845,661
ASAHI INTECC Co. Ltd.	34,600	549,932
Asahi Kasei Corp.	216,600	1,561,960
Asics Corp.	116,000	1,916,491
Astellas Pharma, Inc.	276,500	3,206,835
Azbil Corp.	18,800	550,679
Bandai Namco Holdings, Inc.	104,200	2,214,330
BayCurrent Consulting, Inc.	20,200	612,857
Biprogy, Inc.	12,600	413,734
Bridgestone Corp.	88,600	3,612,545
Brother Industries Ltd.	39,600	822,902
Calbee, Inc.	16,800	386,567
Canon, Inc.	155,000	4,851,764
Capcom Co. Ltd.	51,500	1,100,784
Casio Computer Co. Ltd.	32,000	257,555
Central Japan Railway Co.	157,100	3,703,939
Chiba Bank Ltd.	111,600	1,045,410
Chubu Electric Power Co., Inc.	116,200	1,465,110
Chugai Pharmaceutical Co. Ltd.	96,200	4,198,409
Chugoku Electric Power Co., Inc.	50,400	366,380
Coca-Cola Bottlers Japan, Inc.	23,100	344,484
COMSYS Holdings Corp.	17,900	385,355
Concordia Financial Group Ltd.	181,200	1,142,016
Cosmo Energy Holdings Co. Ltd.	10,600	578,240
Cosmos Pharmaceutical Corp.	3,700	331,334
Credit Saison Co. Ltd.	23,500	544,712
CyberAgent, Inc.	65,400	422,839
Dai Nippon Printing Co. Ltd.	35,300	1,161,307
Dai-ichi Mutual Life Insurance Co.	143,800	4,384,507
Daicel Chemical Industries Ltd.	41,400	405,005
Daifuku Co. Ltd.	58,300	1,066,722
Daiichi Sankyo Co. Ltd.	299,300	12,189,798
Daikin Industries Ltd.	44,600	6,467,298
Daito Trust Construction Co. Ltd.	10,200	1,234,785
Daiwa House Industry Co. Ltd.	101,400	2,871,484
Daiwa House REIT Investment Corp.	326	526,849
Daiwa Securities Group, Inc.	226,400	1,869,181
DENSO Corp.	327,200	5,365,757
Dentsu Group, Inc.	36,200	957,245
Dexerials Corp.	8,500	415,851
Dic Corp.	13,000	267,428
Disco Corp.	13,600	4,547,797
Dmg Mori Co. Ltd.	20,000	516,805
Dowa Holdings Co. Ltd.	8,500	311,951
East Japan Railway Co.	173,400	3,303,861
Ebara Corp.	61,900	886,440
Eisai Co. Ltd.	47,000	1,792,390
Electric Power Development Co. Ltd.	27,400	453,420
ENEOS Holdings, Inc.	463,700	2,429,575
Exeo Group, Inc.	32,800	361,051
Ezaki Glico Co. Ltd.	8,800	270,218
FANUC Corp.	145,000	4,298,782
Fast Retailing Co. Ltd.	30,900	8,517,551
Food & Life Companies Ltd.	18,000	316,431
Frontier Real Estate Investment Corp.	80	232,035
Fuji Electric Co. Ltd.	22,900	1,288,054
FUJIFILM Holdings Corp.	189,800	4,512,672
Fujikura Ltd.	43,500	871,463
Fujitsu Ltd.	270,000	4,903,247
Fukuoka Financial Group, Inc.	28,800	807,808
GLP J-REIT	775	679,784
GMO Payment Gateway, Inc.	6,700	378,774
GOLDWIN, Inc.	5,600	348,250
Hakuhodo DY Holdings, Inc.	45,800	376,660
Hamamatsu Photonics K.K.	22,800	661,908
Hankyu Hanshin Holdings, Inc.	39,500	1,135,126
Harmonic Drive Systems, Inc. (b)	9,200	254,558
Haseko Corp.	31,500	393,103
Hikari Tsushin, Inc.	3,600	677,921
Hirose Electric Co. Ltd.	4,600	581,122
Hisamitsu Pharmaceutical Co., Inc.	11,800	326,340
Hitachi Construction Machinery Co. Ltd.	15,500	386,061
Hitachi Ltd.	705,000	15,232,711
Honda Motor Co. Ltd.	724,900	7,745,250
Horiba Ltd.	6,300	504,446
Hoshizaki Corp.	17,700	560,875
House Foods Group, Inc.	12,100	239,771
Hoya Corp.	53,200	6,666,003
Hulic Co. Ltd.	92,300	906,642
Ibiden Co. Ltd.	21,700	846,388
Idemitsu Kosan Co. Ltd.	162,685	1,071,496
IHI Corp.	22,400	817,166
Iida Group Holdings Co. Ltd.	24,500	369,614
Industrial & Infrastructure Fund Investment Corp.	393	324,254
INPEX Corp.	142,900	2,206,590
Internet Initiative Japan, Inc.	19,600	332,064
Invincible Investment Corp.	1,028	467,320
Isetan Mitsukoshi Holdings Ltd.	60,000	1,193,719
Isuzu Motors Ltd.	90,900	1,229,616
ITO EN Ltd.	10,300	245,940
Itochu Corp.	221,500	11,359,286
Iwatani Corp.	8,100	518,102
J. Front Retailing Co. Ltd.	41,100	497,856
Japan Airlines Co. Ltd.	22,700	367,805
Japan Airport Terminal Co. Ltd.	14,500	532,456
Japan Exchange Group, Inc.	79,100	1,857,143
Japan Hotel REIT Investment Corp.	676	346,563
Japan Logistics Fund, Inc.	145	247,982
Japan Post Bank Co. Ltd.	214,000	2,250,639
Japan Post Holdings Co. Ltd.	282,000	2,986,512
Japan Post Insurance Co. Ltd.	27,500	575,131
Japan Prime Realty Investment Corp.	154	335,643
Japan Real Estate Investment Corp.	219	760,188
Japan Retail Fund Investment Corp.	1,054	658,552
Japan Steel Works Ltd.	11,600	329,849
Japan Tobacco, Inc.	169,300	4,981,683
JEOL Ltd.	8,000	325,917
JFE Holdings, Inc.	93,300	1,366,693
JGC Holdings Corp.	36,700	311,682
JTEKT Corp.	35,000	251,587
Kadokawa Corp.	18,700	347,524
Kagome Co. Ltd.	12,200	285,852
Kajima Corp.	72,300	1,397,090
Kakaku.com, Inc.	19,400	269,882
Kamigumi Co. Ltd.	14,300	328,374
Kaneka Corp.	9,700	276,875
Kansai Electric Power Co., Inc.	127,900	2,189,110
Kansai Paint Co. Ltd.	28,500	470,672
Kao Corp.	71,800	3,144,099
Kawasaki Heavy Industries Ltd.	27,900	1,023,697
Kawasaki Kisen Kaisha Ltd.	109,400	1,680,949
KDDI Corp.	229,800	6,914,685
KDX Realty Investment Corp.	613	632,621
Keihan Electric Railway Co., Ltd.	16,100	328,975
Keikyu Corp.	42,200	334,377
Keio Corp.	19,300	483,251
Keisei Electric Railway Co.	26,600	795,582
Kewpie Corp.	17,800	457,224
Keyence Corp.	30,300	13,248,990
Kikkoman Corp.	148,400	1,857,070
Kinden Corp.	19,900	424,953
Kintetsu Group Holdings Co. Ltd.	29,300	681,818
Kirin Holdings Co. Ltd.	124,800	1,764,370
Kobayashi Pharmaceutical Co. Ltd.	9,100	366,053
Kobe Bussan Co. Ltd.	22,500	594,473
Kobe Steel Ltd.	60,200	751,437
Koito Manufacturing Co. Ltd.	36,700	550,114
Kokuyo Co. Ltd.	14,900	251,740
Komatsu Ltd.	147,300	4,187,382
Konami Group Corp.	16,100	1,211,358
Konica Minolta, Inc.	77,300	226,632
Kose Corp.	5,600	373,259
Kubota Corp.	159,800	2,297,431
Kuraray Co. Ltd.	51,200	626,127
Kurita Water Industries Ltd.	16,600	716,059
Kyocera Corp.	215,000	2,707,918
Kyoto Financial Group, Inc.	46,600	883,442
Kyowa Kirin Co., Ltd.	36,700	774,099
Kyushu Electric Power Co., Inc.	74,500	785,755
Kyushu Financial Group, Inc.	65,200	406,638
Kyushu Railway Co.	24,100	646,721
LaSalle Logiport REIT	276	273,043
Lasertec Corp.	12,300	2,182,429
Lion Corp.	43,300	374,454
LIXIL Group Corp.	43,900	509,903
LY Corp.	408,100	1,021,031
M3, Inc.	66,100	617,193
Mabuchi Motor Co. Ltd.	17,200	266,545
Makita Corp.	42,600	1,404,217
Marubeni Corp.	253,500	4,770,814
Marui Group Co. Ltd.	28,200	456,892
Maruichi Steel Tube Ltd.	11,800	289,398
MatsukiyoCocokara & Co.	56,400	922,587
Mazda Motor Corp.	89,400	771,112
McDonald's Holdings Co. (Japan) Ltd. (b)	13,400	555,482
Mebuki Financial Group, Inc.	155,700	659,988
Medipal Holdings Corp.	31,900	580,697
Meiji Holdings Co. Ltd.	43,000	1,085,938
Minebea Mitsumi, Inc.	65,600	1,577,964
Misumi Group, Inc.	44,000	817,262
Mitsubishi Chemical Group Corp.	219,100	1,294,058
Mitsubishi Corp.	633,400	13,081,011
Mitsubishi Electric Corp.	328,200	5,468,396
Mitsubishi Estate Co. Ltd.	200,800	3,422,423
Mitsubishi Gas Chemical Co., Inc.	30,900	591,165
Mitsubishi HC Capital, Inc.	147,100	1,070,809
Mitsubishi Heavy Industries Ltd.	499,700	5,989,446
Mitsubishi Logistics Corp.	11,200	391,763
Mitsubishi Materials Corp.	19,600	367,233
Mitsubishi Motors Corp. of Japan	99,500	283,644
Mitsubishi UFJ Financial Group, Inc.	1,869,300	21,591,074
Mitsui & Co. Ltd.	452,700	10,504,400
Mitsui Chemicals, Inc.	29,300	847,122
Mitsui Fudosan Co. Ltd.	426,400	4,417,445
Mitsui Fudosan Logistics Park, Inc.	90	253,830
Mitsui OSK Lines Ltd.	54,600	1,734,269
Miura Co. Ltd.	16,100	375,188
Mizuho Financial Group, Inc.	377,140	8,621,475
MonotaRO Co. Ltd.	37,300	527,284
MS&AD Insurance Group Holdings, Inc.	203,100	4,787,991
Murata Manufacturing Co. Ltd.	288,100	6,409,643
Nabtesco Corp.	18,500	367,456
Nagase & Co. Ltd.	18,000	398,678
Nagoya Railroad Co. Ltd.	30,000	366,176
Nankai Electric Railway Co. Ltd.	17,700	314,584
NEC Corp.	41,200	3,566,053
Net One Systems Co. Ltd.	12,500	252,578
Nexon Co. Ltd.	69,300	1,492,633
NGK Insulators Ltd.	39,100	528,437
NH Foods Ltd.	15,400	508,680
NHK Spring Co. Ltd.	31,600	349,951
Nichirei Corp.	21,000	553,723
Nidec Corp.	81,000	3,563,247
Nifco, Inc.	14,000	362,044
Nihon Kohden Corp.	26,600	410,706
Nihon M&A Center Holdings, Inc.	46,200	218,070
Nikon Corp.	49,000	562,797
Nintendo Co. Ltd.	180,900	9,996,246
Nippon Accommodations Fund, Inc.	73	312,847
Nippon Building Fund, Inc.	262	1,012,636
Nippon Express Holdings, Inc.	12,800	633,355
Nippon Paint Holdings Co. Ltd.	163,800	1,047,279
Nippon Sanso Holdings Corp.	32,700	1,084,870
Nippon Shinyaku Co. Ltd.	8,600	198,000
Nippon Steel Corp.	144,600	3,139,613
Nippon Telegraph & Telephone Corp.	4,615,600	4,918,906
Nippon Yusen KK	70,400	2,268,563
Nissan Chemical Corp.	21,900	706,624
Nissan Motor Co. Ltd.	322,600	1,023,973
Nisshin Seifun Group, Inc.	40,500	501,164
Nissin Food Holdings Co. Ltd.	38,500	1,149,564
Niterra Co. Ltd.	25,800	778,452
Nitori Holdings Co. Ltd.	13,800	1,687,678
Nitto Denko Corp.	22,000	1,910,338
NOF Corp.	36,600	527,360
Nomura Holdings, Inc.	453,500	2,796,105
Nomura Real Estate Holdings, Inc.	17,400	492,596
Nomura Real Estate Master Fund, Inc.	701	691,150
Nomura Research Institute Ltd.	68,900	2,147,879
NSK Ltd.	68,900	361,236
NTT Data Corp.	90,100	1,403,255
Obayashi Corp.	110,200	1,446,852
OBIC Co. Ltd.	10,100	1,537,198
Odakyu Electric Railway Co. Ltd.	56,400	570,609
Oji Holdings Corp.	158,400	674,619
Olympus Corp.	177,700	3,067,829
OMRON Corp.	31,700	1,175,876
Ono Pharmaceutical Co. Ltd.	72,300	1,066,594
Open House Group Co. Ltd.	10,400	372,110
Oracle Corp. Japan	5,200	424,525
Oriental Land Co. Ltd.	175,500	5,024,482
ORIX Corp.	176,700	4,274,312
ORIX JREIT, Inc.	427	444,943
Osaka Gas Co. Ltd.	63,400	1,435,006
Otsuka Corp.	35,500	789,363
Otsuka Holdings Co. Ltd.	86,000	4,383,274
Pan Pacific International Holdings Ltd.	83,200	2,188,787
Panasonic Holdings Corp.	371,800	3,045,483
Park24 Co. Ltd. (a)	18,700	201,412
Persol Holdings Co. Ltd.	265,000	457,278
Rakuten Group, Inc. (a)	221,100	1,297,123
Recruit Holdings Co. Ltd.	249,300	14,295,683
Renesas Electronics Corp.	202,600	3,489,557
Rengo Co. Ltd.	39,200	274,234
Resona Holdings, Inc.	357,600	2,564,328
Resonac Holdings Corp.	27,300	677,742
Ricoh Co. Ltd.	93,500	870,421
Rinnai Corp.	17,100	422,349
ROHM Co. Ltd.	52,400	716,716
Rohto Pharmaceutical Co. Ltd.	33,700	795,230
Ryohin Keikaku Co. Ltd.	43,500	825,108
Sankyu, Inc.	8,700	299,670
Sanrio Co. Ltd.	29,300	629,010
Santen Pharmaceutical Co. Ltd.	55,600	671,038
Sanwa Holdings Corp.	35,300	765,829
Sapporo Holdings Ltd.	11,600	498,395
SBI Holdings, Inc. Japan	41,700	1,097,581
Screen Holdings Co. Ltd.	14,600	1,237,201
SCSK Corp.	23,500	463,317
Secom Co. Ltd.	32,600	2,081,600
Sega Sammy Holdings, Inc.	24,400	398,645
Seibu Holdings, Inc.	41,100	772,863
Seiko Epson Corp.	48,800	844,749
Seino Holdings Co. Ltd.	24,500	384,824
Sekisui Chemical Co. Ltd.	65,200	989,501
Sekisui House (REIT), Inc.	676	357,844
Sekisui House Ltd.	101,000	2,530,691
Seven & i Holdings Co. Ltd.	361,000	4,322,888
SG Holdings Co. Ltd.	75,000	762,742
Sharp Corp. (a)	44,800	260,905
SHIFT, Inc. (a)	1,900	145,412
Shimadzu Corp.	42,500	1,264,744
Shimamura Co. Ltd.	7,600	372,580
SHIMANO, Inc.	12,600	2,248,243
SHIMIZU Corp.	98,100	616,553
Shin-Etsu Chemical Co. Ltd.	306,300	13,609,119
Shinko Electric Industries Co. Ltd.	9,900	376,227
Shionogi & Co. Ltd.	41,500	1,825,547
Shiseido Co. Ltd.	61,500	1,921,963
Shizuoka Financial Group	85,000	849,005
SHO-BOND Holdings Co. Ltd.	7,300	282,049
Skylark Holdings Co. Ltd.	34,400	473,960
SMC Corp.	9,300	4,525,060
Socionext, Inc.	27,300	551,286
SoftBank Corp.	429,200	5,598,811
SoftBank Group Corp.	153,500	9,380,758
Sohgo Security Services Co., Ltd.	65,600	424,240
Sojitz Corp.	31,840	753,114
Sompo Holdings, Inc.	152,300	3,472,732
Sony Group Corp.	191,800	17,035,415
Sotetsu Holdings, Inc.	15,300	252,064
Square Enix Holdings Co. Ltd.	13,900	472,473
Stanley Electric Co. Ltd.	21,500	428,048
Subaru Corp.	89,600	1,722,694
Sugi Holdings Co. Ltd.	16,600	284,950
Sumco Corp.	54,100	889,425
Sumitomo Chemical Co. Ltd.	241,800	619,843
Sumitomo Corp.	186,100	4,624,127
Sumitomo Electric Industries Ltd.	121,800	1,842,478
Sumitomo Forestry Co. Ltd.	29,300	1,256,650
Sumitomo Heavy Industries Ltd.	18,200	488,766
Sumitomo Metal Mining Co. Ltd.	39,100	1,192,319
Sumitomo Mitsui Financial Group, Inc.	198,200	14,312,602
Sumitomo Mitsui Trust Holdings, Inc.	109,200	2,760,232
Sumitomo Realty & Development Co. Ltd.	71,700	2,369,882
Sumitomo Rubber Industries Ltd.	29,200	309,338
Sundrug Co. Ltd.	10,600	295,064
Suntory Beverage & Food Ltd.	19,500	705,778
Suzuken Co. Ltd.	10,300	378,158
Suzuki Motor Corp.	296,400	3,406,283
Sysmex Corp.	73,600	1,204,925
T&D Holdings, Inc.	83,500	1,565,270
Taiheiyo Cement Corp.	18,900	516,217
Taisei Corp.	28,400	1,206,186
Taiyo Yuden Co. Ltd.	19,200	576,963
Takashimaya Co. Ltd.	25,500	472,210
Takeda Pharmaceutical Co. Ltd.	242,984	6,821,603
TDK Corp.	58,200	4,060,167
TechnoPro Holdings, Inc.	16,500	317,278
Teijin Ltd.	30,600	294,465
Terumo Corp.	226,300	4,057,189
The Hachijuni Bank Ltd.	76,200	549,608
THK Co. Ltd.	18,300	350,107
TIS, Inc.	32,300	696,432
Tobu Railway Co. Ltd.	32,500	570,894
Toho Co. Ltd.	18,800	675,150
Toho Gas Co. Ltd.	15,100	468,508
Tohoku Electric Power Co., Inc.	76,100	647,438
Tokio Marine Holdings, Inc.	303,800	11,919,029
Tokyo Century Corp.	26,800	288,743
Tokyo Electric Power Co., Inc. (a)	123,200	617,079
Tokyo Electron Ltd.	72,700	15,212,293
Tokyo Gas Co. Ltd.	56,500	1,237,894
Tokyo Ohka Kogyo Co. Ltd.	18,800	490,064
Tokyo Seimitsu Co. Ltd.	6,200	432,289
Tokyo Tatemono Co. Ltd.	32,200	561,717
Tokyu Corp.	96,500	1,169,135
Tokyu Fudosan Holdings Corp.	90,900	656,324
Toppan Holdings, Inc.	50,200	1,419,965
Toray Industries, Inc.	252,900	1,314,841
Tosoh Corp.	48,700	662,482
Toto Ltd.	24,000	660,845
Toyo Seikan Group Holdings Ltd.	22,200	382,930
Toyo Suisan Kaisha Ltd.	15,700	1,073,706
Toyo Tire Corp.	18,900	314,464
Toyota Industries Corp.	28,800	2,466,567
Toyota Motor Corp.	1,809,800	34,767,632
Toyota Tsusho Corp.	106,800	2,135,255
Trend Micro, Inc.	21,700	1,040,135
Tsumura & Co.	10,500	280,715
Tsuruha Holdings, Inc.	5,600	346,942
Ube Corp.	14,200	253,719
Ulvac, Inc.	7,100	441,294
Unicharm Corp.	66,500	2,227,791
United Urban Investment Corp.	462	442,247
USS Co. Ltd.	69,600	630,003
Welcia Holdings Co. Ltd.	16,000	214,786
West Japan Railway Co.	75,900	1,494,246
Yakult Honsha Co. Ltd.	47,300	974,385
Yamada Holdings Co. Ltd.	93,700	285,532
Yamaguchi Financial Group, Inc.	36,700	462,532
Yamaha Corp.	26,900	639,389
Yamaha Motor Co. Ltd.	153,700	1,431,252
Yamato Holdings Co. Ltd.	49,800	604,825
Yamato Kogyo Co. Ltd.	7,400	394,341
Yamazaki Baking Co. Ltd.	25,800	640,501
Yaskawa Electric Corp.	40,900	1,423,476
Yokogawa Electric Corp.	36,200	916,304
Yokohama Rubber Co. Ltd.	20,600	468,225
Zenkoku Hosho Co. Ltd.	8,000	332,646
Zensho Holdings Co. Ltd.	14,500	591,112
Zeon Corp.	27,700	247,128
ZOZO, Inc.	18,400	538,659
TOTAL JAPAN		741,011,907
Jordan - 0.0%
Hikma Pharmaceuticals PLC	26,497	648,564
Korea (South) - 3.5%
Advanced Nano Products Co. Ltd.	1,225	83,617
Alteogen, Inc. (a)	5,671	1,304,116
AMOREPACIFIC Corp.	4,254	564,285
AMOREPACIFIC Group, Inc.	4,731	107,414
BGF Retail Co. Ltd.	1,377	103,944
BNK Financial Group, Inc.	40,851	283,913
Celltrion Pharm, Inc.	2,658	194,821
Celltrion, Inc.	24,153	3,605,873
Cheil Worldwide, Inc.	14,103	182,749
CJ CheilJedang Corp.	1,263	356,368
CJ Corp.	2,328	224,848
CJ ENM Co. Ltd. (a)	1,525	85,057
CJ Logistics Corp.	1,491	107,216
Cosmax, Inc.	1,218	137,735
Cosmo AM&T Co. Ltd. (a)	3,773	357,526
Cosmochemical Co. Ltd. (a)	4,292	67,053
Coupang, Inc. Class A (a)	176,643	3,665,342
Coway Co. Ltd.	8,841	402,101
CS Wind Corp.	3,886	135,180
Daeduck Electronics Co. Ltd.	4,750	76,636
Daejoo Electronic Materials Co. Ltd. (a)	1,739	149,298
DB HiTek Co. Ltd.	5,703	226,073
Db Insurance Co. Ltd.	7,461	601,874
Delivery Hero AG (a)(c)	32,854	730,942
DGB Financial Group Co. Ltd.	23,590	140,356
DL E&C Co. Ltd.	4,223	108,520
Dongjin Semichem Co. Ltd.	4,354	114,906
Doosan Bobcat, Inc.	7,812	234,966
Doosan Co. Ltd.	1,795	229,323
Doosan Fuel Cell Co. Ltd. (a)	6,110	89,434
Doosan Heavy Industries & Construction Co. Ltd. (a)	67,839	932,558
Douzone Bizon Co. Ltd.	2,134	95,344
E-Mart, Inc.	2,870	126,551
Ecopro BM Co. Ltd. (a)	7,113	934,179
Ecopro Co. Ltd. (a)	14,911	1,004,742
Enchem Co. Ltd. (a)	2,136	272,109
EO Technics Co. Ltd.	1,187	152,254
F&F Co. Ltd.	2,581	108,532
Fila Holdings Corp.	5,660	176,850
GS Engineering & Construction Corp. (a)	9,294	134,682
GS Holdings Corp.	7,294	260,388
GS Retail Co. Ltd.	5,350	82,801
Hana Financial Group, Inc.	43,942	2,075,535
HanAll BioPharma Co. Ltd. (a)	4,785	123,661
Hanjin Kal Corp.	5,431	273,178
Hankook Tire Co. Ltd.	10,852	353,734
Hanmi Pharm Co. Ltd.	910	191,993
Hanmi Science Co. Ltd.	5,353	121,145
Hanmi Semiconductor Co. Ltd.	8,537	817,683
Hanon Systems	20,525	66,529
Hansol Chemical Co. Ltd.	1,375	163,319
Hanwha Aerospace Co. Ltd.	4,934	1,037,379
Hanwha Corp.	3,578	81,497
Hanwha Life Insurance Co. Ltd.	40,931	93,080
Hanwha Ocean Co. Ltd. (a)	21,763	485,373
Hanwha Solutions Corp.	17,291	312,422
Hanwha Systems Co. Ltd.	9,254	127,684
HD Hyundai Co. Ltd.	6,694	410,009
HD Hyundai Electric Co. Ltd.	3,339	755,656
HD Hyundai Heavy Industries Co. Ltd. (a)	2,868	441,782
HD Hyundai Infracore Co. Ltd.	16,797	97,732
Hd Hyundai Mipo (a)	3,128	268,319
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6,791	1,026,243
HL Mando Co. Ltd.	4,982	141,845
HLB, Inc.	16,882	995,821
HMM Co. Ltd.	45,408	603,323
Hotel Shilla Co.	4,611	168,310
HPSP Co. Ltd.	4,553	107,859
HUGEL, Inc. (a)	785	140,691
HYBE Co. Ltd.	2,664	342,289
Hyosung Advanced Materials Co.	351	79,948
Hyosung TNC Co. Ltd.	344	75,842
Hyundai Elevator Co. Ltd.	3,097	96,429
Hyundai Engineering & Construction Co. Ltd.	11,884	290,205
Hyundai Glovis Co. Ltd.	6,820	604,932
Hyundai Marine & Fire Insurance Co. Ltd.	9,268	243,914
Hyundai Mobis	9,552	1,537,620
Hyundai Motor Co. Ltd.	20,786	3,778,473
Hyundai Rotem Co. Ltd.	10,459	373,375
Hyundai Steel Co.	12,790	258,174
Hyundai Wia Corp.	2,121	81,447
Industrial Bank of Korea	47,975	490,331
Isupetasys Co. Ltd.	7,030	231,718
JB Financial Group Co. Ltd.	14,778	155,786
JYP Entertainment Corp.	3,837	161,627
Kakao Corp.	46,511	1,331,030
Kakao Games Corp. (a)	6,188	84,296
Kakao Pay Corp. (a)	3,711	68,407
KakaoBank Corp.	52,638	822,355
Kangwon Land, Inc.	15,698	165,485
KB Financial Group, Inc.	56,502	3,671,193
KCC Corp.	541	129,741
KEPCO E&C	2,127	118,168
Kia Corp.	38,219	3,127,742
Kiwoom Securities Co. Ltd.	1,898	184,010
Koh Young Technology, Inc.	7,349	62,127
Korea Aerospace Industries Ltd.	10,262	427,025
Korea Electric Power Corp. (a)	39,438	572,044
Korea Investment Holdings Co. Ltd.	6,161	329,237
Korea Zinc Co. Ltd.	1,803	637,070
Korean Air Lines Co. Ltd.	29,344	455,223
Korean Reinsurance Co.	15,834	96,059
KRAFTON, Inc. (a)	5,079	1,090,113
KT&G Corp.	15,297	1,041,919
Kum Yang Co. Ltd. (a)	5,108	251,710
Kumho Petro Chemical Co. Ltd.	2,401	243,117
L&F Co. Ltd. (a)	4,009	332,769
Leeno Industrial, Inc.	1,511	221,169
LG Chemical Ltd.	7,229	1,612,261
LG Corp.	16,577	1,049,231
LG Display Co. Ltd. (a)	46,578	384,295
LG Electronics, Inc.	16,531	1,255,100
LG Energy Solution (a)	6,104	1,443,795
LG H & H Co. Ltd.	1,382	355,138
LG Innotek Co. Ltd.	2,108	393,964
LG Uplus Corp.	33,719	246,900
LIG Nex1 Co. Ltd.	1,866	272,451
LigaChem Biosciences, Inc. (a)	3,861	238,178
Lotte Chemical Corp.	2,502	185,213
Lotte Confectionery Co. Ltd.	5,518	99,500
Lotte Energy Materials Corp.	3,083	86,427
Lotte Shopping Co. Ltd.	1,888	85,180
LS Corp.	2,815	237,770
LS Electric Co. Ltd.	2,326	312,445
Lx Semicon Co. Ltd.	1,546	84,648
Meritz Financial Holdings Co.	12,183	750,659
Mirae Asset Securities Co. Ltd.	36,164	204,609
NAVER Corp.	22,918	2,911,200
NCSOFT Corp.	2,406	307,910
Netmarble Corp. (a)(c)	3,202	147,969
NH Investment & Securities Co. Ltd.	18,838	191,159
NongShim Co. Ltd.	481	169,429
Oci Holdings Co. Ltd.	2,116	113,540
Orion Corp./Republic of Korea	4,013	256,637
Pan Ocean Co., Ltd. (Korea)	32,842	92,907
Pearl Abyss Corp. (a)	4,107	127,127
POSCO	11,298	2,936,513
POSCO Chemtech Co. Ltd.	4,732	730,636
POSCO ICT Co. Ltd.	7,633	161,042
Posco International Corp.	7,085	274,133
Rainbow Robotics (a)	1,194	121,859
S-Oil Corp.	6,326	313,578
S.M. Entertainment Co. Ltd.	1,590	81,950
S1 Corp.	2,449	100,657
Sam Chun Dang Pharm Co. Ltd. (a)	2,129	283,962
Samsung Biologics Co. Ltd. (a)(c)	2,868	1,963,939
Samsung C&T Corp.	12,532	1,420,816
Samsung Card Co. Ltd.	3,845	118,175
Samsung E&A Co. Ltd. (a)	23,045	480,318
Samsung Electro-Mechanics Co. Ltd.	8,141	948,542
Samsung Electronics Co. Ltd.	765,213	46,869,499
Samsung Fire & Marine Insurance Co. Ltd.	4,927	1,339,846
Samsung Heavy Industries Co. Ltd. (a)	107,791	921,479
Samsung Life Insurance Co. Ltd.	14,013	987,198
Samsung SDI Co. Ltd.	7,847	1,830,293
Samsung SDS Co. Ltd.	5,825	627,666
Samsung Securities Co. Ltd.	9,774	319,309
Shinhan Financial Group Co. Ltd.	72,103	3,187,271
Shinsegae Co. Ltd.	915	101,400
Shinsung Delta Tech Co. Ltd.	2,197	85,167
SK Biopharmaceuticals Co. Ltd. (a)	4,189	262,082
SK Bioscience Co. Ltd. (a)	3,724	150,886
SK Hynix, Inc.	84,541	12,010,366
SK IE Technology Co. Ltd. (a)(c)	3,858	105,055
SK Innovation Co., Ltd. (a)	8,366	636,402
SK Square Co. Ltd. (a)	14,517	913,545
SK, Inc.	5,470	598,598
SKC Co. Ltd. (a)	2,884	286,970
SOLUM Co. Ltd. (a)	5,424	71,552
SOOP Co. Ltd.	1,256	94,902
Soulbrain Co. Ltd.	578	111,187
ST Pharm Co. Ltd.	1,399	91,102
Taihan Electric Wire Co. Ltd. (a)	16,887	170,005
WeMade Entertainment Co. Ltd. (a)(b)	2,537	69,454
WONIK IPS Co. Ltd. (a)	4,458	123,183
Woori Financial Group, Inc.	101,034	1,160,963
Youngone Corp.	2,963	84,037
Yuhan Corp.	8,452	582,475
TOTAL KOREA (SOUTH)		152,042,051
Kuwait - 0.2%
Agility Global PLC	993,373	313,729
Agility Public Warehousing Co. KSC	229,140	205,547
Boubyan Bank KSC	206,427	400,081
Gulf Bank	343,688	349,933
Kuwait Finance House KSCP	1,523,697	3,676,427
Mabanee Co. SAKC	102,455	281,420
Mobile Telecommunication Co.	316,385	471,289
National Bank of Kuwait	1,278,561	3,788,174
National Industries Group Holding SAK	343,640	253,131
TOTAL KUWAIT		9,739,731
Luxembourg - 0.1%
Aperam SA	6,070	164,363
ArcelorMittal SA (Netherlands)	70,293	1,593,002
Eurofins Scientific SA	19,348	1,148,315
L'Occitane Ltd.	62,250	269,705
SES SA (France) (depositary receipt)	48,433	262,345
TOTAL LUXEMBOURG		3,437,730
Macau - 0.1%
Galaxy Entertainment Group Ltd.	315,000	1,324,453
Sands China Ltd. (a)	377,200	707,777
TOTAL MACAU		2,032,230
Malaysia - 0.5%
AMMB Holdings Bhd	320,200	314,311
Axiata Group Bhd	496,028	259,107
CelcomDigi Bhd	507,300	419,576
CIMB Group Holdings Bhd	1,137,696	1,839,826
Dialog Group Bhd	601,500	332,530
Gamuda Bhd	422,615	722,985
Genting Bhd	322,300	331,805
Genting Malaysia Bhd	453,800	256,803
Hong Leong Bank Bhd	111,900	469,568
IHH Healthcare Bhd	475,300	651,734
IJM Corp. Bhd	373,000	284,144
Inari Amertron Bhd	511,100	420,494
IOI Corp. Bhd	479,400	398,587
Kuala Lumpur Kepong Bhd	90,090	413,341
Malayan Banking Bhd	1,126,395	2,505,552
Malaysia Airports Holdings Bhd	172,191	383,771
Maxis Bhd	374,700	287,886
MISC Bhd	206,800	395,641
MR DIY Group M Sdn Bhd (c)	602,800	275,521
Nestle (Malaysia) Bhd	9,800	231,642
Petronas Chemicals Group Bhd	445,500	562,390
Petronas Dagangan Bhd	56,400	217,768
Petronas Gas Bhd	152,000	602,111
PPB Group Bhd	111,100	358,364
Press Metal Aluminium Holdings	591,000	689,468
Public Bank Bhd	2,342,300	2,146,280
QL Resources Bhd	176,100	256,034
RHB Bank Bhd	338,106	420,195
SD Guthrie Bhd	575,967	560,360
Sime Darby Bhd	490,900	277,797
Sunway Bhd	331,900	309,903
Telekom Malaysia Bhd	310,230	470,629
Tenaga Nasional Bhd	432,700	1,326,024
YTL Corp. Bhd	779,500	578,538
YTL Power International Bhd	401,900	407,630
TOTAL MALAYSIA		20,378,315
Malta - 0.0%
Kindred Group PLC (depository receipt)	35,641	421,001
Mexico - 0.6%
Alfa SA de CV Series A	448,400	257,762
America Movil S.A.B. de CV Series L	3,122,900	2,608,144
Arca Continental S.A.B. de CV	72,500	713,443
Banco del Bajio SA (c)	119,900	357,300
Borr Drilling Ltd. (b)	30,387	206,654
CEMEX S.A.B. de CV unit	2,330,800	1,506,244
Coca-Cola FEMSA S.A.B. de CV unit	77,530	703,517
Corporacion Inmobiliaria Vesta S.A.B. de CV	133,900	392,120
Fibra Uno Administracion SA de CV	434,400	552,122
Fomento Economico Mexicano S.A.B. de CV unit	286,500	3,163,787
Gruma S.A.B. de CV Series B	27,855	520,769
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	59,610	951,053
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	28,220	850,947
Grupo Aeroportuario Norte S.A.B. de CV	41,500	356,262
Grupo Bimbo S.A.B. de CV Series A	229,600	803,126
Grupo Carso SA de CV Series A1	81,600	524,700
Grupo Elektra SA de CV (b)(d)	8,290	420,462
Grupo Financiero Banorte S.A.B. de CV	379,500	2,843,755
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	275,000	669,677
Grupo Mexico SA de CV Series B	479,000	2,699,533
Industrias Penoles SA de CV (a)	28,490	416,210
Kimberly-Clark de Mexico SA de CV Series A	223,700	397,908
Orbia Advance Corp. S.A.B. de CV	137,000	175,818
Prologis Property Mexico SA	113,400	378,588
Promotora y Operadora de Infraestructura S.A.B. de CV	27,650	259,685
Qualitas Controladora S.A.B. de CV (b)	31,800	293,131
Ternium SA sponsored ADR	7,173	248,760
Vista Energy S.A.B. de CV ADR (a)	11,808	532,068
Wal-Mart de Mexico SA de CV Series V	750,600	2,496,225
TOTAL MEXICO		26,299,770
Netherlands - 2.6%
Adyen BV (a)(c)	4,801	5,872,772
Akzo Nobel NV	26,313	1,626,992
Argenx SE (a)	9,102	4,653,728
ASM International NV (Netherlands)	6,940	4,758,852
ASML Holding NV (Netherlands)	61,624	56,722,034
BE Semiconductor Industries NV	12,505	1,612,521
Euronext NV (c)	14,986	1,516,439
EXOR NV	14,614	1,496,194
Heineken Holding NV	15,539	1,145,243
Heineken NV (Bearer)	38,866	3,449,985
IMCD NV	8,727	1,256,158
ING Groep NV (Certificaten Van Aandelen)	534,303	9,698,107
Koninklijke Ahold Delhaize NV	145,621	4,691,210
Koninklijke KPN NV	503,437	1,983,635
Koninklijke Philips Electronics NV	143,200	4,022,443
NN Group NV	43,533	2,183,244
Universal Music Group NV	115,908	2,761,449
Wolters Kluwer NV	38,328	6,433,622
TOTAL NETHERLANDS		115,884,628
New Zealand - 0.2%
Auckland International Airport Ltd.	200,858	894,164
Chorus Ltd.	68,766	323,316
Contact Energy Ltd.	124,122	627,905
Fisher & Paykel Healthcare Corp.	90,564	1,743,638
Fletcher Building Ltd.	123,052	228,491
Infratil Ltd.	145,469	933,288
Mainfreight Ltd.	13,336	591,380
Mercury Nz Ltd.	102,835	421,071
Meridian Energy Ltd.	193,168	747,266
Spark New Zealand Ltd.	274,533	705,545
The a2 Milk Co. Ltd. (a)(b)	109,297	515,832
Xero Ltd. (a)	22,017	1,989,518
TOTAL NEW ZEALAND		9,721,414
Norway - 0.5%
Aker ASA (A Shares)	3,688	216,333
Aker BP ASA	48,073	1,167,171
AutoStore Holdings Ltd. (a)(b)(c)	156,144	196,636
Borregaard ASA	14,696	251,879
DNB Bank ASA	138,297	2,858,319
Equinor ASA	152,626	4,041,566
Europris ASA (c)	23,405	139,757
Frontline PLC	22,568	556,205
Gjensidige Forsikring ASA	29,966	507,005
Golden Ocean Group Ltd.	17,865	222,031
Kongsberg Gruppen ASA	13,497	1,355,811
Leroy Seafood Group ASA	44,417	192,965
Mowi ASA	68,631	1,158,674
Nordic VLSI ASA (a)	26,674	330,045
Norsk Hydro ASA	209,554	1,162,366
Orkla ASA	116,678	984,918
Protector Forsikring ASA	9,160	189,319
Salmar ASA	11,323	651,737
Schibsted ASA:
(A Shares)	11,095	318,900
(B Shares)	15,027	408,503
Seadrill Ltd. (a)	11,697	646,462
SFL Corp. Ltd.	17,646	208,929
Sparebank 1 Sr Bank ASA (primary capital certificate)	29,330	376,887
Sparebanken Midt-Norge	19,341	288,699
Storebrand ASA (A Shares)	71,923	722,486
Telenor ASA	98,608	1,174,916
TGS ASA	30,988	379,731
Tomra Systems ASA	34,526	568,967
Var Energi ASA	86,783	276,959
TOTAL NORWAY		21,554,176
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	35,908	556,574
Credicorp Ltd. (United States)	10,477	1,787,795
TOTAL PERU		2,344,369
Philippines - 0.1%
Ayala Corp.	38,230	384,364
Ayala Land, Inc.	916,500	463,474
Bank of the Philippine Islands (BPI)	318,736	662,770
BDO Unibank, Inc.	313,900	737,196
International Container Terminal Services, Inc.	121,770	743,124
Jollibee Food Corp.	65,790	259,393
Manila Electric Co.	45,150	301,851
Metropolitan Bank & Trust Co.	277,124	326,364
PLDT, Inc.	13,220	343,332
SM Investments Corp.	75,540	1,175,800
SM Prime Holdings, Inc.	1,763,200	870,492
TOTAL PHILIPPINES		6,268,160
Poland - 0.3%
Alior Bank SA	13,865	331,820
Allegro.eu SA (a)(c)	65,119	598,010
Bank Polska Kasa Opieki SA	27,093	1,096,379
Budimex SA	1,979	318,292
CD Projekt SA (b)	10,401	417,357
Dino Polska SA (a)(c)	7,386	655,920
Grupa Kety SA	1,556	322,883
InPost SA (a)	32,301	558,625
KGHM Polska Miedz SA (Bearer)	20,466	702,733
Kruk SA	2,585	289,171
LPP SA	159	609,332
mBank SA (a)	2,070	325,355
Orlen SA	89,110	1,453,880
PGE Polska Grupa Energetyczna SA (a)	133,060	245,058
Powszechna Kasa Oszczednosci Bank SA	131,579	1,957,236
Powszechny Zaklad Ubezpieczen SA	87,862	1,075,526
Santander Bank Polska SA	5,143	677,308
TOTAL POLAND		11,634,885
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	1,174,852	495,624
Energias de Portugal SA	457,036	1,879,583
Galp Energia SGPS SA	64,381	1,355,553
Jeronimo Martins SGPS SA	42,543	743,581
TOTAL PORTUGAL		4,474,341
Qatar - 0.2%
Barwa Real Estate Co.	312,693	238,664
Industries Qatar QSC	292,833	1,052,783
Masraf al Rayan	1,037,979	664,238
Mesaieed Petrochemical Holding Co.	594,690	273,254
Ooredoo QSC	120,598	346,127
Qatar Electricity & Water Co.	100,014	422,471
Qatar Fuel Co.	99,649	403,413
Qatar Gas Transport Co. Ltd. (Nakilat)	421,831	521,351
Qatar International Islamic Bank QSC	172,063	492,891
Qatar Islamic Bank	253,036	1,369,077
Qatar National Bank SAQ	683,354	2,869,674
Qatar Navigation QPSC	157,465	512,486
The Commercial Bank of Qatar	492,078	564,788
TOTAL QATAR		9,731,217
Romania - 0.0%
NEPI Rockcastle PLC	87,550	662,039
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	280,800	51,138
Gazprom OAO (a)(d)	1,373,390	157,318
LUKOIL PJSC (a)(d)	41,065	13,914
Magnit OJSC (a)(d)	8,984	202
MMC Norilsk Nickel PJSC (a)(d)	681,400	49,607
Novatek PJSC (a)(d)	110,726	3,386
Polyus PJSC (a)(d)	3,653	9,404
Sberbank of Russia (a)(d)	1,236,820	8,324
Severstal PAO (a)(d)	21,400	523
Surgutneftegas OJSC (a)(d)	1,002,400	13,427
Tatneft PAO (a)(d)	175,192	23,853
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	0
TOTAL RUSSIA		331,096
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	63,047	196,607
ACWA Power Co.	19,766	2,080,964
Ades Holding Co.	53,976	293,481
Advanced Petrochemicals Co. (a)	20,625	219,889
Al Hammadi Co. for Development and Investment	11,341	141,766
Al Rajhi Bank	300,350	6,852,517
Aldrees Petroleum and Transport Services Co.	7,121	214,091
Alinma Bank	189,936	1,640,216
Almarai Co. Ltd.	34,686	558,393
Arabian Internet and Communications Services Co. Ltd.	3,858	302,108
Astra Industrial Group	5,129	218,453
Bank Al-Jazira	78,306	358,982
Bank Albilad	95,865	940,279
Banque Saudi Fransi	91,762	904,927
Bupa Arabia for Cooperative Insurance Co.	3,670	225,371
Catrion Catering Holding Co.	5,812	179,693
Dallah Healthcare Co.	4,804	212,037
Dar Al Arkan Real Estate Development Co. (a)	82,029	296,029
Dr Sulaiman Al Habib Medical Services Group Co.	12,939	993,212
Elm Co.	4,089	996,121
Emaar The Economic City (a)	77,086	147,930
Etihad Etisalat Co.	58,433	809,861
Jarir Marketing Co.	91,464	316,427
Leejam Sports Co. JSC	3,631	193,555
Mobile Telecommunications Co. Saudi Arabia	70,896	205,589
Mouwasat Medical Services Co.	14,202	456,505
Nahdi Medical Co.	5,627	199,170
National Industrialization Co. (a)	50,384	149,330
Power & Water Utility Co. for Jubail & Yanbu	10,865	178,096
Riyad Bank	213,877	1,564,787
Sabic Agriculture-Nutrients Co.	36,325	1,138,575
Sahara International Petrochemical Co.	56,709	431,526
SAL Saudi Logistics Services	3,830	320,536
Saudi Arabian Mining Co. (a)	187,024	2,145,948
Saudi Aramco Base Oil Co. - Luberef	8,112	281,074
Saudi Awwal Bank	58,298	611,431
Saudi Basic Industries Corp.	138,189	2,902,341
Saudi Cement Co.	10,319	117,302
Saudi Dairy & Foodstuffs Co.	2,173	199,004
Saudi Electricity Co.	123,335	561,465
Saudi Industrial Investment Group	59,378	322,853
Saudi Investment Bank/The	95,293	324,594
Saudi Kayan Petrochemical Co. (a)	118,798	258,057
Saudi Research & Marketing Group (a)	5,888	409,283
Saudi Tadawul Group Holding Co.	7,208	444,941
Saudi Telecom Co.	277,447	2,847,013
The Co. for Cooperative Insurance	10,741	412,246
The Saudi National Bank	457,345	4,632,082
The Savola Group (a)	38,625	469,957
Yanbu National Petrochemical Co.	43,619	470,265
TOTAL SAUDI ARABIA		41,346,879
Singapore - 1.0%
CapitaLand Ascendas REIT	547,097	1,113,267
Capitaland Ascott Trust unit	396,312	266,837
CapitaLand Integrated Commercial Trust	782,938	1,218,307
CapitaLand Investment Ltd.	360,973	729,129
City Developments Ltd.	79,100	314,222
ComfortDelgro Corp. Ltd.	316,700	331,697
DBS Group Holdings Ltd.	310,632	8,503,048
Frasers Logistics & Industrial Trust	429,200	317,878
Genting Singapore Ltd.	881,900	560,795
Grab Holdings Ltd. (a)	321,756	1,061,795
Hafnia Ltd.	41,075	325,269
Keppel Ltd.	212,000	1,053,101
Mapletree Industrial (REIT)	321,954	556,380
Mapletree Logistics Trust (REIT)	520,968	502,767
Mapletree Pan Asia Commercial Trust	358,718	343,502
NetLink NBN Trust	459,900	292,448
Oversea-Chinese Banking Corp. Ltd.	591,522	6,571,483
SATS Ltd.	160,523	393,892
Sea Ltd. ADR Class A (a)	53,791	3,534,069
Seatrium Ltd. (a)	312,898	393,259
Sembcorp Industries Ltd.	142,000	506,726
Singapore Airlines Ltd.	203,150	1,059,292
Singapore Exchange Ltd.	127,600	940,271
Singapore Technologies Engineering Ltd.	233,900	773,426
Singapore Telecommunications Ltd.	1,074,400	2,475,613
STMicroelectronics NV (Italy)	100,469	3,327,217
Suntec (REIT)	350,000	308,970
United Overseas Bank Ltd.	233,600	5,653,445
UOL Group Ltd.	72,600	292,203
Venture Corp. Ltd.	40,400	456,680
TOTAL SINGAPORE		44,176,988
South Africa - 0.9%
Absa Group Ltd.	127,386	1,117,709
Anglo American Platinum Ltd.	8,473	328,883
Anglo American PLC (United Kingdom)	205,352	6,225,517
Aspen Pharmacare Holdings Ltd.	57,058	789,053
Bid Corp. Ltd.	51,303	1,276,934
Bidvest Group Ltd./The	52,601	789,484
Capitec Bank Holdings Ltd.	13,778	2,145,472
Clicks Group Ltd.	37,011	719,390
Discovery Ltd.	77,285	605,974
Exxaro Resources Ltd.	37,933	405,875
FirstRand Ltd.	811,258	3,639,247
Foschini Group Ltd./The	50,934	375,926
Gold Fields Ltd.	134,982	2,349,988
Growthpoint Properties Ltd.	523,866	354,949
Harmony Gold Mining Co. Ltd.	86,159	844,841
Impala Platinum Holdings Ltd.	129,748	666,543
Mr Price Group Ltd.	40,717	483,574
MTN Group Ltd.	257,531	1,118,643
MultiChoice Group Ltd. (a)	44,803	268,880
Naspers Ltd. Class N	27,256	5,271,179
Nedbank Group Ltd.	74,054	1,130,622
Northam Platinum Holdings Ltd.	51,992	407,258
Old Mutual Ltd.	649,849	439,596
OUTsurance Group Ltd.	112,576	298,554
Remgro Ltd.	82,212	631,921
Sanlam Ltd.	267,552	1,198,016
Sappi Ltd.	90,104	263,200
Sasol Ltd.	85,244	691,223
Shoprite Holdings Ltd.	72,535	1,212,853
Sibanye-Stillwater Ltd.	418,736	478,151
Standard Bank Group Ltd.	203,675	2,480,222
Tiger Brands Ltd.	22,526	275,618
Vodacom Group Ltd.	103,918	583,253
Woolworths Holdings Ltd.	135,031	446,334
TOTAL SOUTH AFRICA		40,314,882
Spain - 1.6%
Acciona SA	3,777	488,475
ACS Actividades de Construccion y Servicios SA	30,044	1,341,574
Aena SME SA (c)	11,296	2,140,614
Amadeus IT Holding SA Class A	69,392	4,561,543
Banco Bilbao Vizcaya Argentaria SA	897,816	9,410,204
Banco de Sabadell SA	831,399	1,756,374
Banco Santander SA (Spain)	2,388,683	11,523,367
Bankinter SA	97,687	833,933
CaixaBank SA	608,225	3,547,315
Cellnex Telecom SA (c)	89,715	3,128,966
EDP Renovaveis SA	44,922	697,165
Enagas SA	36,123	541,555
Endesa SA	48,778	944,941
Iberdrola SA	933,178	12,325,603
Industria de Diseno Textil SA	172,760	8,394,214
Merlin Properties Socimi SA	50,577	577,475
Naturgy Energy Group SA	28,114	674,857
Redeia Corp. SA	62,534	1,107,879
Repsol SA	191,342	2,729,098
Telefonica SA	869,616	3,938,700
TOTAL SPAIN		70,663,852
Sweden - 2.2%
AAK AB	27,470	790,046
AddTech AB (B Shares)	39,429	1,270,217
Alfa Laval AB	45,192	1,996,024
ASSA ABLOY AB (B Shares)	154,261	4,697,912
Atlas Copco AB:
(A Shares)	396,787	7,061,880
(B Shares)	251,266	3,931,164
Avanza Bank Holding AB (b)	18,395	411,728
Axfood AB	16,851	417,923
Beijer Ref AB (B Shares) (b)	59,830	949,753
Billerud AB	34,228	344,543
Boliden AB	41,510	1,265,936
Bravida Holding AB (c)	29,163	235,691
Castellum AB (a)	65,546	820,151
Dometic Group AB (c)	46,766	320,967
Electrolux AB (B Shares) (a)	35,968	320,210
Elekta AB (B Shares)	55,708	350,087
Embracer Group AB (a)	138,201	353,465
Epiroc AB:
(A Shares)	95,866	1,789,376
(B Shares)	58,895	989,356
EQT AB	54,953	1,780,077
Essity AB (B Shares)	93,273	2,624,207
Evolution AB (c)	29,625	2,869,752
Fabege AB	37,219	312,267
Fastighets AB Balder (a)	102,039	751,010
Fortnox AB	77,305	476,714
Getinge AB (B Shares)	33,759	658,523
H&M Hennes & Mauritz AB (B Shares) (b)	94,203	1,462,411
Hemnet Group AB	12,199	450,861
Hexagon AB (B Shares)	324,092	3,300,697
HEXPOL AB (B Shares)	40,925	457,431
Holmen AB (B Shares)	14,210	558,358
Husqvarna AB (B Shares)	53,164	359,219
Industrivarden AB:
(A Shares)	23,136	792,861
(C Shares)	24,801	840,425
Indutrade AB	40,819	1,198,362
Investment AB Latour (B Shares)	20,839	611,595
Investor AB (B Shares)	279,690	7,934,283
Kinnevik AB (B Shares)	37,966	317,860
L E Lundbergforetagen AB (B Shares)	11,395	575,645
Lagercrantz Group AB (B Shares)	30,374	512,227
Lifco AB (B Shares)	32,777	972,059
Loomis AB	11,220	357,265
Nibe Industrier AB (B Shares)	235,627	1,034,328
Nordnet AB	24,129	492,530
Saab AB (B Shares)	50,730	1,171,408
Sagax AB	32,482	801,950
Sandvik AB	166,587	3,410,340
Sectra AB (B Shares)	21,201	481,859
Securitas AB (B Shares)	77,956	837,853
Skandinaviska Enskilda Banken AB (A Shares)	255,442	3,935,675
Skanska AB (B Shares)	54,602	1,066,119
SKF AB (B Shares)	57,846	1,074,633
SSAB AB (B Shares) (b)	95,114	481,379
Svenska Cellulosa AB SCA (B Shares)	91,603	1,245,415
Svenska Handelsbanken AB (A Shares)	239,894	2,421,459
Sweco AB (B Shares)	31,292	505,209
Swedbank AB (A Shares)	139,580	2,971,673
Swedish Orphan Biovitrum AB (a)	35,272	921,554
Tele2 AB (B Shares)	85,958	884,527
Telefonaktiebolaget LM Ericsson (B Shares)	482,445	3,317,225
Telia Co. AB	356,344	1,035,837
Thule Group AB (c)	16,029	443,337
Trelleborg AB (B Shares)	27,851	1,034,543
Volvo AB:
(A Shares)	29,700	771,537
(B Shares)	243,973	6,226,219
Volvo Car AB (a)	88,864	251,676
Wallenstam AB (B Shares) (b)	66,733	336,494
Wihlborgs Fastigheter AB	41,421	419,656
TOTAL SWEDEN		96,064,973
Switzerland - 3.5%
ABB Ltd. (Reg.)	247,818	13,755,543
Adecco SA (Reg.)	26,085	890,352
Baloise Holdings AG	7,045	1,264,127
Chocoladefabriken Lindt & Spruengli AG	158	1,981,863
Chocoladefabriken Lindt & Spruengli AG	16	1,979,607
Compagnie Financiere Richemont SA Series A	82,945	12,651,715
DSM-Firmenich AG	32,051	4,094,823
Geberit AG (Reg.)	5,105	3,259,290
Givaudan SA	1,219	5,981,467
Julius Baer Group Ltd.	31,560	1,727,205
Kuehne & Nagel International AG	8,600	2,669,895
Logitech International SA (Reg.)	24,182	2,181,408
Lonza Group AG	11,411	7,636,367
Novartis AG	302,968	33,819,666
Partners Group Holding AG	3,331	4,495,095
Sandoz Group AG	64,942	2,816,746
Schindler Holding AG (participation certificate)	6,262	1,676,525
SGS SA (Reg.)	23,936	2,620,620
Sika AG	24,244	7,369,182
Sonova Holding AG	7,290	2,236,624
Straumann Holding AG	17,485	2,254,722
Swatch Group AG (Bearer)	4,448	916,088
Swiss Life Holding AG	4,484	3,442,118
Swisscom AG	3,882	2,379,397
UBS Group AG	468,301	14,223,759
VAT Group AG (c)	4,193	2,103,307
Zurich Insurance Group Ltd.	22,434	12,349,882
TOTAL SWITZERLAND		152,777,393
Taiwan - 5.4%
Accton Technology Corp.	74,000	1,165,039
Acer, Inc.	459,000	622,250
Advantech Co. Ltd.	75,458	806,120
Alchip Technologies Ltd.	11,000	899,856
AP Memory Technology Corp.	19,000	187,729
ASE Technology Holding Co. Ltd.	507,000	2,376,564
Asia Cement Corp.	393,000	498,668
Asia Vital Components Co. Ltd.	48,000	959,954
ASMedia Technology, Inc.	5,000	259,398
ASPEED Tech, Inc.	5,300	670,716
ASUSTeK Computer, Inc.	107,000	1,507,090
AUO Corp.	1,101,000	603,774
AURAS Technology Co. Ltd.	11,000	229,579
BizLink Holding, Inc.	22,560	264,512
Catcher Technology Co. Ltd.	108,000	706,562
Cathay Financial Holding Co. Ltd.	1,502,923	2,890,405
Chailease Holding Co. Ltd.	254,038	1,190,304
Chang Hwa Commercial Bank	1,106,934	635,858
Cheng Shin Rubber Industry Co. Ltd.	316,000	467,646
Chicony Electronics Co. Ltd.	100,000	478,627
China Airlines Ltd.	423,000	298,861
China Development Financial Ho	2,593,000	1,285,343
China Petrochemical Development Corp. (a)	481,277	154,918
China Steel Corp.	1,905,000	1,354,198
Chipbond Technology Corp.	97,000	189,507
Chroma ATE, Inc.	60,000	561,097
Chung Hsin Electric & Machinery Manufacturing Corp.	60,000	349,433
Chunghwa Telecom Co. Ltd.	617,000	2,296,274
Compal Electronics, Inc.	648,000	630,602
Compeq Manufacturing Co. Ltd.	163,000	392,896
CTBC Financial Holding Co. Ltd.	2,963,000	3,230,146
Delta Electronics, Inc.	293,000	3,779,685
E Ink Holdings, Inc.	134,000	1,110,484
E.SUN Financial Holdings Co. Ltd.	2,433,364	1,980,089
ECLAT Textile Co. Ltd.	30,000	489,371
Elan Microelectronics Corp.	40,000	170,015
Elite Material Co. Ltd.	48,000	655,091
eMemory Technology, Inc.	9,000	642,111
EVA Airways Corp.	417,619	442,061
Evergreen Marine Corp. (Taiwan)	159,657	832,871
Far Eastern International Bank	579,740	273,884
Far Eastern New Century Corp.	572,000	597,640
Far EasTone Telecommunications Co. Ltd.	215,000	568,851
Faraday Technology Corp.	34,197	317,185
Feng Tay Enterprise Co. Ltd.	94,417	406,172
First Financial Holding Co. Ltd.	1,684,793	1,515,583
FLEXium Interconnect, Inc.	42,000	114,145
Formosa Chemicals & Fibre Corp.	604,000	923,646
Formosa Petrochemical Corp.	260,000	512,368
Formosa Plastics Corp.	721,000	1,278,721
Fortune Electric Co. Ltd.	29,700	636,597
Foxconn Technology Co. Ltd.	156,000	315,197
Fubon Financial Holding Co. Ltd.	1,291,035	3,511,351
Genius Electronic Optical Co. Ltd.	17,000	275,632
Getac Holdings Corp.	59,000	186,655
Giant Manufacturing Co. Ltd.	47,341	344,628
Gigabyte Technology Co. Ltd.	76,000	617,318
Global Unichip Corp.	13,000	469,981
GlobalWafers Co. Ltd.	37,000	565,292
Gold Circuit Electronics Ltd.	45,000	307,893
Great Wall Enterprise Co. Ltd.	111,977	197,124
Highwealth Construction Corp.	223,676	439,885
HIWIN Technologies Corp.	43,192	266,792
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,746,800	10,763,304
Hotai Motor Co. Ltd.	54,960	1,094,724
HTC Corp. (a)	99,000	134,290
Hua Nan Financial Holdings Co. Ltd.	1,559,755	1,326,704
IBF Financial Holdings Co. Ltd.	424,129	197,726
Innolux Corp.	1,347,663	636,602
International Games Systems Co. Ltd.	38,000	873,199
Inventec Corp.	473,000	702,511
Jentech Precision Industrial Co. Ltd.	12,000	433,043
King Slide Works Co. Ltd.	10,000	347,289
King Yuan Electronics Co. Ltd.	166,000	543,551
King's Town Bank Co. Ltd.	145,000	261,267
Kinsus Interconnect Technology Corp.	45,000	147,813
Largan Precision Co. Ltd.	15,000	1,307,091
Lien Hwa Industrial Corp.	172,509	330,718
Lite-On Technology Corp.	329,000	1,010,580
Lotes Co. Ltd.	13,398	579,660
Macronix International Co. Ltd.	275,340	249,097
Makalot Industrial Co. Ltd.	32,459	446,838
MediaTek, Inc.	250,000	9,562,887
Mega Financial Holding Co. Ltd.	1,776,281	2,352,468
Merida Industry Co. Ltd.	34,000	261,519
Micro-Star International Co. Ltd.	108,000	565,950
momo.com, Inc.	14,484	185,267
Nan Ya Plastics Corp.	849,000	1,304,790
Nan Ya Printed Circuit Board Corp.	30,000	154,280
Nanya Technology Corp.	185,000	327,096
Nien Made Enterprise Co. Ltd.	31,000	378,141
Novatek Microelectronics Corp.	87,000	1,409,229
Oneness Biotech Co. Ltd.	46,482	225,854
Parade Technologies Ltd.	11,000	250,737
Pegatron Corp.	304,000	943,197
PharmaEssentia Corp. (a)	46,000	927,574
Phison Electronics Corp.	24,000	379,780
Pou Chen Corp.	389,000	431,264
Powerchip Semiconductor Manufacturing Corp. (a)	475,000	338,008
Powertech Technology, Inc.	110,000	555,543
Poya International Co. Ltd.	9,406	147,738
President Chain Store Corp.	83,000	706,101
Primax Electronics Ltd.	64,000	180,072
Qisda Corp.	237,000	254,186
Quanta Computer, Inc.	424,000	3,628,159
Radiant Opto-Electronics Corp.	68,000	372,988
Realtek Semiconductor Corp.	73,000	1,156,605
Ruentex Development Co. Ltd.	278,658	439,368
Ruentex Industries Ltd.	124,790	308,203
Shihlin Electric & Engineering Corp.	43,000	318,108
Shin Kong Financial Holding Co. Ltd. (a)	2,599,366	867,134
Silicon Motion Tech Corp. sponsored ADR	5,162	358,449
Simplo Technology Co. Ltd.	30,000	331,146
SINBON Electronics Co. Ltd.	32,000	323,030
Sino-American Silicon Products, Inc.	83,000	491,105
Sinopac Financial Holdings Co.	1,885,075	1,541,171
Synnex Technology International Corp.	190,000	414,545
Ta Chen Stainless Pipe Co. Ltd.	309,350	371,034
Taichung Commercial Bank Co. Ltd.	562,272	306,981
Taishin Financial Holdings Co. Ltd.	1,906,663	1,186,845
Taiwan Business Bank	951,110	547,346
Taiwan Cooperative Financial Holding Co. Ltd.	1,632,818	1,344,736
Taiwan Fertilizer Co. Ltd.	119,000	235,203
Taiwan High Speed Rail Corp.	335,000	305,535
Taiwan Mobile Co. Ltd.	287,000	927,314
Taiwan Semiconductor Manufacturing Co. Ltd.	3,634,000	106,471,727
Taiwan Union Technology Corp.	40,000	198,324
Tatung Co. Ltd. (a)	264,000	406,298
Tcc Group Holdings	1,007,600	1,070,729
TECO Electric & Machinery Co. Ltd.	238,000	355,470
The Shanghai Commercial & Savings Bank Ltd.	746,218	954,819
Tong Hsing Electronics Industries Ltd.	24,060	102,210
Tong Yang Industry Co. Ltd.	70,000	200,016
Tripod Technology Corp.	67,000	412,979
Tung Ho Steel Enterprise Corp.	65,300	147,145
Uni-President Enterprises Corp.	714,000	1,842,931
Unimicron Technology Corp.	198,000	1,108,160
United Integrated Services Co.	26,000	273,573
United Microelectronics Corp.	1,741,000	2,785,693
Vanguard International Semiconductor Corp.	150,000	537,007
Voltronic Power Technology Corp.	10,250	585,930
Walsin Lihwa Corp.	456,374	483,658
Walsin Technology Corp.	55,000	194,063
Wan Hai Lines Ltd.	219,000	524,689
Win Semiconductors Corp.	61,000	254,204
Winbond Electronics Corp.	481,517	344,785
Winbond Electronics Corp. rights 8/12/24 (a)	27,346	1,797
Wisdom Marine Lines Co. Ltd.	68,000	148,112
Wistron Corp.	445,000	1,344,787
Wistron NeWeb Corp.	52,000	225,530
Wiwynn Corp.	15,000	954,914
WPG Holding Co. Ltd.	253,040	669,711
WT Microelectronics Co. Ltd.	84,000	268,550
Yageo Corp.	49,775	1,219,103
Yang Ming Marine Transport Corp.	268,000	521,615
YFY, Inc.	209,000	190,969
Yuanta Financial Holding Co. Ltd.	1,924,638	1,939,387
Yulon Finance Corp.	47,699	226,428
Yulon Motor Co. Ltd.	92,368	173,308
Zhen Ding Technology Holding Ltd.	93,000	393,935
TOTAL TAIWAN		239,443,493
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	18,600	122,439
Advanced Information Service PCL NVDR	147,500	970,954
Airports of Thailand PCL:
(For. Reg.)	327,600	520,695
NVDR	327,100	519,900
Asset World Corp. PCL NVDR	1,207,900	123,687
B. Grimm Power PCL:
(For. Reg.)	11,600	7,049
NVDR	157,900	95,946
Bangkok Bank PCL:
(For. Reg.)	11,400	43,936
NVDR	77,000	296,758
Bangkok Chain Hospital PCL NVDR	172,600	83,514
Bangkok Commercial Asset Management PCL:
(For. Reg.)	59,300	11,260
NVDR	248,500	47,187
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	127,456
NVDR	536,900	396,473
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	125,818
NVDR	626,200	137,404
Banpu PCL NVDR	650,300	90,737
Berli Jucker PCL:
(For. Reg.)	39,000	22,710
NVDR	91,600	53,340
BTS Group Holdings PCL:
(For. Reg.)	313,800	37,959
NVDR	559,900	67,728
Bumrungrad Hospital PCL:
(For. Reg.)	19,000	131,486
NVDR	39,100	270,584
Carabao Group PCL:
(For. Reg.)	8,100	15,039
NVDR	71,600	132,938
Central Pattana PCL:
(For. Reg.)	77,400	120,300
NVDR	135,100	209,980
Central Plaza Hotel PCL NVDR	75,600	87,728
Central Retail Corp. PCL:
(For. Reg.)	176,708	157,830
NVDR	233,500	208,555
Charoen Pokphand Foods PCL:
(For. Reg.) (a)	251,200	169,598
NVDR (a)	279,900	188,975
Chularat Hospital PCL NVDR unit	971,000	65,557
CP ALL PCL:
(For. Reg.)	163,000	267,100
NVDR	524,500	859,473
Delta Electronics PCL:
(For. Reg.)	274,000	786,216
NVDR	402,200	1,154,073
Electricity Generating PCL NVDR	33,800	93,182
Energy Absolute PCL:
(For. Reg.)	126,300	12,791
NVDR	164,200	16,629
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	49,531
NVDR	72,000	80,512
Gulf Energy Development PCL:
(For. Reg.)	266,700	358,251
NVDR	625,300	839,949
Hana Microelectronics PCL NVDR	86,600	113,282
Home Product Center PCL:
(For. Reg.)	164,700	42,162
NVDR	481,300	123,211
Indorama Ventures PCL NVDR	323,300	175,531
Intouch Holdings PCL:
(For. Reg.)	45,100	104,353
NVDR	100,200	231,843
IRPC PCL:
(For. Reg.)	672,700	27,818
NVDR	758,800	31,379
JMT Network Services PCL:
NVDR	93,622	30,024
warrants 12/27/24 (a)	3,605	25
Kasikornbank PCL:
(For. Reg.)	46,900	173,496
NVDR	131,600	486,825
KCE Electronics PCL NVDR	83,800	104,905
Kiatnakin Phatra Bank PCL:
warrants 3/17/26 (a)	4,316	102
(For. Reg.)	51,800	56,102
Krung Thai Bank PCL:
(For. Reg.)	166,000	84,524
NVDR	375,600	191,247
Krungthai Card PCL:
(For. Reg.)	54,000	59,245
NVDR	126,100	138,347
Land & House PCL:
(For. Reg.)	205,900	33,305
NVDR	248,400	40,180
Minor International PCL:
(For. Reg.)	205,756	167,858
NVDR	206,948	168,830
Muangthai Leasing PCL:
(For. Reg.)	29,100	32,950
NVDR	69,100	78,241
Ngern Tid Lor PCL NVDR	203,810	89,442
Osotspa PCL:
(For. Reg.)	72,200	48,949
NVDR	104,900	71,119
PTT Exploration and Production PCL:
(For. Reg.)	82,500	341,163
NVDR	140,200	579,771
PTT Global Chemical PCL NVDR	260,800	199,924
PTT Oil & Retail Business PCL NVDR	472,500	210,015
PTT PCL:
(For. Reg.)	317,500	285,815
NVDR	1,004,000	903,805
Ratch Group PCL NVDR unit	80,500	62,842
SCB X PCL:
(For. Reg.)	28,750	83,304
NVDR	100,600	291,492
SCG Packaging PCL NVDR	176,900	140,584
Siam Cement PCL:
(For. Reg.)	2,600	16,164
NVDR	45,200	281,010
Siam Global House PCL NVDR	330,476	143,170
Sri Trang Agro-Industry PCL NVDR	89,000	49,573
Srisawad Corp. PCL:
(For. Reg.)	29,260	26,752
NVDR	75,350	68,890
Thai Beverage PCL	1,283,000	484,712
Thai Life Insurance PCL	318,800	65,468
Thai Life Insurance PCL NVDR	24,100	4,949
Thai Oil PCL:
(For. Reg.)	62,275	88,470
NVDR	80,777	114,755
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	35,243
NVDR	196,700	80,235
Thanachart Capital PCL:
(For. Reg.)	28,000	37,021
NVDR	54,200	71,662
TISCO Financial Group PCL:
(For. Reg.)	8,600	22,379
NVDR	46,800	121,781
TMBThanachart Bank PCL:
(For. Reg.)	1,455,487	69,197
NVDR	5,512,571	262,079
True Corp. PCL (a)	617,650	160,722
True Corp. PCL NVDR (a)	1,933,349	503,087
VGI PCL warrants (For. Reg.) (a)	116,340	196
WHA Corp. PCL:
(For. Reg.)	369,000	54,498
NVDR	705,800	104,239
TOTAL THAILAND		19,049,489
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	19,210	247,247
Akbank TAS	468,463	875,599
Aksa Akrilik Kimya Sanayii	227,676	69,641
Aksa Enerji Uretim A/S	35,272	43,965
Alarko Holding AS	19,695	62,324
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	220,975
Anadolu Sigoria (a)	27,432	84,157
Arcelik A/S	29,526	149,780
Aselsan A/S	178,649	337,147
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	32,520	91,174
Bera Holding A/S	78,276	40,275
Bim Birlesik Magazalar A/S JSC	70,213	1,326,124
Borusan Mannesmann Boru Sanayi ve Ticaret A/S (a)	5,728	72,599
Borusan Yatirim ve Pazarlama A/S	968	61,878
Coca-Cola Icecek Sanayi A/S	11,467	292,927
Dogan Sirketler Grubu Holding A/S	194,843	98,722
Ege Endustri Ve Ticaret A/S	170	62,715
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	236,463	82,825
Enerjisa Enerji A/S (c)	42,127	85,926
Enka Insaat ve Sanayi A/S	268,128	377,445
Eregli Demir ve Celik Fabrikalari T.A.S.	271,095	458,814
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	13,237	39,290
Ford Otomotiv Sanayi A/S	10,340	310,346
Haci Omer Sabanci Holding A/S	209,719	629,136
Hektas Ticaret A/S (a)	195,022	71,372
Is Yatirim Menkul Degerler A/S	77,783	87,841
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	30,391	43,406
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	87,585
Kayseri Seker Fabrikasi A/S	41,170	32,421
Koc Holding A/S	191,010	1,240,611
Kontrolmatik Enerji Ve Muhendislik A/S	28,585	55,629
Kontrolmatik Enerji Ve Muhendislik A/S rights 8/2/24 (a)	11,789	22,586
Koza Altin Isletmeleri A/S	132,578	92,795
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	23,901	43,987
Mavi Jeans Class B (c)	43,790	149,018
MIA Teknoloji A/S	31,785	57,058
Migros Turk Ticaret A/S	13,154	209,517
MLP Saglik Hizmetleri A/S (a)(c)	13,544	150,397
Nuh Cimento Sanayi A/S	7,790	71,801
Otokar Otomotiv ve Savunma Sanayi A.S.	6,133	113,057
Oyak Cimento Fabrikalari A/S (a)	55,237	132,181
Pegasus Hava Tasimaciligi A/S	30,068	203,372
Petkim Petrokimya Holding A/S (a)	200,116	145,867
Politeknik Metal Sanayi Ve Ticaret A/S	112	27,123
Reeder Teknoloji Sanayi VE Ticaret A/S	36,959	41,783
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	62,647	62,765
Sasa Polyester Sanayi A/S (a)	144,777	203,279
Sok Marketler Ticaret A/S	43,806	79,100
TAV Havalimanlari Holding A/S (a)	27,996	218,734
Tekfen Holding A/S (a)	22,549	39,320
Tofas Turk Otomobil Fabrikasi A/S	17,316	146,401
Turk Hava Yollari AO (a)	106,291	928,344
Turk Traktor ve Ziraat Makinalari A/S	3,433	80,285
Turkcell Iletisim Hizmet A/S	173,238	552,391
Turkiye Is Bankasi A/S Series C	1,360,488	616,205
Turkiye Petrol Rafinerileri A/S	126,193	622,244
Turkiye Sinai Kalkinma Bankasi A/S (a)	202,086	76,886
Turkiye Sirgota A/S	33,721	61,297
Turkiye Sise ve Cam Fabrikalari A/S	209,274	297,250
Ulker Biskuvi Sanayi A/S (a)	27,753	140,534
Yapi ve Kredi Bankasi A/S	416,341	379,660
TOTAL TURKEY		13,705,133
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	461,543	1,117,118
Abu Dhabi Islamic Bank	217,612	726,371
Abu Dhabi National Oil Co. for Distribution PJSC	441,407	429,035
Air Arabia PJSC	323,556	231,681
Aldar Properties PJSC	568,054	1,142,928
Americana Restaurants International PLC	448,741	377,519
Dubai Electricity & Water Authority PJSC	1,394,583	903,663
Dubai Islamic Bank Pakistan Ltd.	453,702	722,623
Emaar Development PJSC	125,798	290,781
Emaar Properties PJSC	958,542	2,252,200
Emirates NBD Bank PJSC	382,495	1,989,043
Emirates Telecommunications Corp.	540,664	2,411,162
First Abu Dhabi Bank PJSC	682,757	2,423,978
Multiply Group (a)	590,776	369,944
Q Holding Pjsc (a)	514,486	435,631
Salik Co. PJSC	300,654	275,856
TOTAL UNITED ARAB EMIRATES		16,099,533
United Kingdom - 7.1%
3i Group PLC	148,805	5,986,534
Abrdn PLC	281,746	615,919
Admiral Group PLC	40,280	1,426,075
Ashtead Group PLC	68,964	4,966,547
Associated British Foods PLC	50,578	1,613,810
AstraZeneca PLC (United Kingdom)	237,030	37,657,165
Auto Trader Group PLC (c)	138,570	1,451,502
Aviva PLC	411,154	2,643,852
B&M European Value Retail SA	144,734	870,960
BAE Systems PLC	466,312	7,777,205
Barclays PLC	2,129,769	6,368,662
Barratt Developments PLC	149,305	1,010,751
Beazley PLC	102,975	904,814
Bellway PLC	18,152	668,790
Berkeley Group Holdings PLC	17,800	1,162,027
British American Tobacco PLC (United Kingdom)	328,019	11,638,453
British Land Co. PLC	141,390	748,140
BT Group PLC	866,526	1,569,016
Bunzl PLC	50,573	2,118,160
Burberry Group PLC	56,511	565,552
Centrica PLC	857,608	1,461,361
CK Hutchison Holdings Ltd.	413,000	2,157,558
Coca-Cola Europacific Partners PLC	31,904	2,353,558
Compass Group PLC	271,210	8,351,917
ConvaTec Group PLC (c)	241,206	726,213
Croda International PLC	21,992	1,142,747
DCC PLC (United Kingdom)	15,271	1,052,256
Derwent London PLC	17,630	520,824
Diageo PLC	337,924	10,514,500
Diploma PLC	20,562	1,175,761
DS Smith PLC	211,451	1,236,287
Entain PLC	97,994	719,324
Flutter Entertainment PLC (a)	27,070	5,350,475
Games Workshop Group PLC	5,116	677,418
Halma PLC	59,124	2,023,303
Hargreaves Lansdown PLC	54,222	770,241
Hiscox Ltd.	53,003	866,034
Howden Joinery Group PLC	85,141	1,029,406
HSBC Holdings PLC (United Kingdom)	2,869,188	26,092,690
IG Group Holdings PLC	56,175	677,023
IMI PLC	40,185	978,437
Imperial Brands PLC	134,230	3,699,627
Inchcape PLC	62,444	676,717
Informa PLC	207,077	2,313,879
InterContinental Hotel Group PLC	26,196	2,639,134
Intermediate Capital Group PLC	44,987	1,270,014
International Consolidated Airlines Group SA CDI	374,337	797,878
Intertek Group PLC	24,767	1,607,880
ITV PLC	565,967	584,246
J Sainsbury PLC	273,723	969,090
JD Sports Fashion PLC	375,498	635,261
Johnson Matthey PLC	29,558	622,792
Kingfisher PLC	286,858	1,019,818
Land Securities Group PLC	118,184	965,524
Legal & General Group PLC	910,517	2,712,084
Lloyds Banking Group PLC	9,491,813	7,251,272
London Stock Exchange Group PLC	61,643	7,503,539
M&G PLC	365,941	998,734
Man Group PLC	181,228	569,397
Marks & Spencer Group PLC	316,520	1,335,860
Melrose Industries PLC	203,039	1,536,867
National Grid PLC	732,770	9,297,517
NatWest Group PLC	820,790	3,894,229
Next PLC	19,987	2,331,500
Ocado Group PLC (a)(b)	110,406	575,678
Pearson PLC	103,559	1,405,087
Persimmon PLC	49,066	1,001,975
Phoenix Group Holdings PLC	146,676	1,031,420
Reckitt Benckiser Group PLC	112,758	6,065,664
RELX PLC (London Stock Exchange)	292,654	13,812,541
Rentokil Initial PLC	388,436	2,371,851
Rightmove PLC	124,887	925,080
Rolls-Royce Holdings PLC (a)	1,279,544	7,408,820
RS GROUP PLC	73,053	768,211
Sage Group PLC	154,225	2,153,146
Schroders PLC	136,994	691,770
Segro PLC	205,959	2,424,769
Severn Trent PLC	42,167	1,393,682
Smith & Nephew PLC	126,562	1,824,116
Smiths Group PLC	52,924	1,215,131
Spectris PLC	15,747	614,999
Spirax-Sarco Engineering PLC	11,625	1,353,973
SSE PLC	166,750	4,031,143
St. James's Place PLC	84,945	748,027
Standard Chartered PLC (United Kingdom)	321,982	3,180,630
Subsea 7 SA	35,982	693,217
Tate & Lyle PLC	60,060	507,657
Taylor Wimpey PLC	545,340	1,117,142
Tesco PLC	1,069,389	4,560,381
The Weir Group PLC	40,113	1,047,847
Tritax Big Box REIT PLC	356,581	758,656
Unilever PLC	385,257	23,675,857
Unite Group PLC	61,678	755,635
United Utilities Group PLC	104,912	1,394,242
Vodafone Group PLC	3,467,875	3,245,065
Whitbread PLC	28,032	1,048,663
Wise PLC (a)	72,608	668,790
WPP PLC	163,713	1,579,189
TOTAL UNITED KINGDOM		312,924,180
United States of America - 6.1%
Alcon, Inc. (Switzerland)	75,607	7,182,127
Bausch Health Cos., Inc. (Canada) (a)	45,731	275,758
BP PLC	2,521,978	14,907,695
Brookfield Renewable Corp.	20,315	571,054
CSL Ltd.	73,728	14,932,972
CyberArk Software Ltd. (a)	6,537	1,675,956
DHT Holdings, Inc.	21,252	249,711
Experian PLC	142,720	6,737,154
Ferrovial SE	76,635	3,047,151
Flex Ltd. (a)	62,000	1,993,300
GFL Environmental, Inc.	34,868	1,352,898
Globant SA (a)	6,638	1,292,485
GSK PLC	628,246	12,199,775
Haleon PLC	1,097,022	4,920,586
Holcim AG	80,705	7,541,915
ICON PLC (a)	12,735	4,182,683
InMode Ltd. (a)(b)	11,412	206,785
James Hardie Industries PLC CDI (a)	67,696	2,420,230
JBS SA (a)	102,500	611,069
Legend Biotech Corp. ADR (a)	8,993	507,115
Monday.com Ltd. (a)	3,929	902,923
Nestle SA (Reg. S)	401,299	40,648,641
QIAGEN NV (Germany)	35,017	1,564,394
Reliance Worldwide Corp. Ltd.	119,927	403,895
Roche Holding AG:
(Bearer)	4,135	1,459,439
(participation certificate)	109,265	35,375,594
Sanofi SA	170,141	17,540,267
Schneider Electric SA	82,406	19,862,752
Shell PLC (London)	967,053	35,262,509
Sinch AB (a)(b)(c)	101,423	274,270
Spotify Technology SA (a)	22,307	7,672,270
Stellantis NV (Italy)	341,523	5,693,523
Swiss Re Ltd.	44,240	5,466,053
Tenaris SA	69,925	1,109,488
Waste Connections, Inc. (Canada)	39,328	6,994,525
TOTAL UNITED STATES OF AMERICA		267,038,962
Zambia - 0.0%
First Quantum Minerals Ltd.	108,233	1,324,838
TOTAL COMMON STOCKS (Cost $3,618,776,157)		4,232,791,169

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Brazil - 0.3%
Banco Bradesco SA (PN)	804,579	1,768,149
Bradespar SA (PN)	34,209	112,011
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	32,229	248,492
Companhia Energetica de Minas Gerais (CEMIG) (PN)	285,654	548,465
Companhia Paranaense de Energia-COPEL (PN-B)	180,200	321,459
Gerdau SA	213,600	689,574
Itau Unibanco Holding SA	736,750	4,413,088
Itausa SA	840,057	1,510,458
Metalurgica Gerdau SA (PN)	95,300	179,104
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	686,700	4,541,861
TOTAL BRAZIL		14,332,661
Chile - 0.0%
Embotelladora Andina SA Class B	61,152	195,427
Sociedad Quimica y Minera de Chile SA (PN-B)	22,285	844,908
TOTAL CHILE		1,040,335
Colombia - 0.0%
Bancolombia SA (PN)	69,254	579,538
Germany - 0.2%
Dr. Ing. h.c. F. Porsche AG Series F (c)	13,962	1,051,349
Henkel AG & Co. KGaA	24,826	2,125,254
Porsche Automobil Holding SE (Germany)	23,598	1,054,818
Sartorius AG (non-vtg.)	4,123	1,172,198
Volkswagen AG	27,988	3,123,547
TOTAL GERMANY		8,527,166
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	2,927	354,285
Hyundai Motor Co. Ltd. Series 2	5,667	689,246
LG Chemical Ltd.	1,182	183,799
Samsung Electronics Co. Ltd.	115,110	5,453,857
TOTAL KOREA (SOUTH)		6,681,187
Russia - 0.0%
AK Transneft OAO (a)(d)	16,800	53,364
Sberbank of Russia (Russia) (a)(d)	109,390	742
Surgutneftegas OJSC (a)(d)	841,000	16,017
TOTAL RUSSIA		70,123
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,290,543)		31,231,010

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (f) (Cost $1,036,820)	1,040,000	1,036,800

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	109,615,077	109,637,000
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	12,460,144	12,461,390
TOTAL MONEY MARKET FUNDS (Cost $122,098,201)		122,098,390

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,778,201,721)	4,387,157,369
NET OTHER ASSETS (LIABILITIES) - 0.2% (i)	10,204,958
NET ASSETS - 100.0%	4,397,362,327

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	715	Sep 2024	85,431,775	1,347,520	1,347,520
ICE MSCI Emerging Markets Index Contracts (United States)	698	Sep 2024	38,267,850	306,139	306,139
TME S&P/TSX 60 Index Contracts (Canada)	51	Sep 2024	10,234,353	465,538	465,538

TOTAL FUTURES CONTRACTS					2,119,197
The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,292,780 or 1.6% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,036,800.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $3,116,187 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	78,761,332	461,569,391	430,691,697	3,709,720	(2,026)	-	109,637,000	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	9,334,323	56,105,357	52,978,290	64,145	-	-	12,461,390	0.1%
Total	88,095,655	517,674,748	483,669,987	3,773,865	(2,026)	-	122,098,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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